     As filed with the Securities and Exchange Commission on March 1, 1999.

                                                      Registration No. 333-24657

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 3


  THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA SEPARATE ACCOUNT A
                        (formerly NASL Variable Account)
                           (Exact name of Registrant)

            THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA (formerly North American Security Life Insurance Company)
                               (Name of Depositor)

                              116 Huntington Avenue
                           Boston, Massachusetts 02116
              (Address of Depositor's Principal Executive Offices)

                                 (617) 266-6004
               (Depositor's Telephone Number Including Area Code)

                            James D. Gallagher, Esq.
                  Vice President, Secretary and General Counsel
            The Manufacturers Life Insurance Company of North America
                                73 Tremont Street
                           Boston, Massachusetts 02108
                     (Name and Address of Agent for Service)

                                    Copy to:
                              J. Sumner Jones, Esq.
                             Jones & Blouch, L.L.P.
                       1025 Thomas Jefferson Street, N.W.
                              Washington, DC 20007

It is proposed that this filing will become effective:


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on [date] pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[X] on May 1, 1999 pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:

[ ] this post-effective amendment designated a new effective date for a previously filed post-effective amendment.

            THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A



                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item          CAPTION IN PROSPECTUS
PART A

1...............  Cover Page

2...............  Special Terms

3...............  Summary

4...............  Performance Data; Financial Statements

5...............  General Information about The Manufacturers Life Insurance
                  Company of North America, The Manufacturers Life Insurance Company of North America Separate Account A and Manufacturers Investment Trust

6...............  Charges and Deductions; Withdrawal Charge; Reduction or
                  Elimination of Withdrawal Charge; Administration Fees; Distribution Fee; Mortality and Expense Risk Charge; Taxes; Appendix A; Appendix B

7...............  Accumulation Provisions; Company Approval; Purchase Payments;
                  Accumulation Units; Net Investment Factor; Transfers Among Investment Options; Telephone Transactions; Special Transfer Services - Dollar Cost Averaging; Asset Rebalancing Program; Withdrawals; Special Withdrawal Services - the Income Plan; Contract Owner Inquiries; Other Contract Provisions; Ownership; Beneficiary; Modification

8...............  Annuity Provisions; General; Annuity Options; Determination of
                  Amount of the First Variable Annuity Payment; Annuity Units and the Determination of Subsequent Variable Annuity Payments; Transfers After Maturity Date

9...............  Accumulation Provisions; Death Benefit Before Maturity Date;
                  Annuity Provisions; Death Benefit on or After Maturity Date

10..............  Accumulation Provisions; Purchase Payments; Accumulation
                  Units; Value of Accumulation Units; Net Investment Factor; Distribution of Contracts

11..............  Withdrawals; Restrictions under the Texas Optional Retirement
                  Program; Accumulation Provisions; Purchase Payments; Other Contract Provisions; Ten Day Right to Review

12..............  Federal Tax Matters; Introduction; The Company's Tax Status;
                  Taxation of Annuities in General; Diversification Requirements; Qualified Retirement Plans

13..............  Legal Proceedings

14..............  Statement of Additional Information - Table of Contents

PART B .........  CAPTION IN STATEMENT OF ADDITIONAL INFORMATION


15..............  Cover Page

16..............  Table of Contents

17..............  General History and Information

18..............  Services-Accountants, Services-Servicing Agent

19..............  Not Applicable

20..............  Services - Principal Underwriter

21..............  Performance Data

22..............  Not Applicable

23..............  Financial Statements

                                     PART A



                      INFORMATION REQUIRED IN A PROSPECTUS


    Annuity Service Office                                   Mailing Address
    116 Huntington Avenue                                 Post Office Box 9230
Boston, Massachusetts 02116                               Boston, Massachusetts
       (617) 266-6004                                           02205-9230
       (800) 344-1029

--------------------------------------------------------------------------------
            THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                                       OF
            THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA

                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

         This Prospectus describes an annuity contract (the "CONTRACT") issued by The Manufacturers Life Insurance Company of North America ("WE" or "US"). The contract is a flexible purchase payment, individual, deferred, non-participating, combination fixed and variable annuity contract.


* Contract values and annuity benefit payments are based upon forty-three investment options. Forty-one options are variable and two are fixed account options.


* Contract values (other than those allocated to one of the fixed accounts) and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, The Manufacturers Life Insurance Company of North America Separate Account A (the "VARIABLE ACCOUNT"). Your contract values may be allocated to, and transferred among, one or more of those sub-accounts.

* Each sub-account's assets are invested in a corresponding portfolio of Manufacturers Investment Trust (the "TRUST") or Merrill Lynch Variable Series Funds, Inc. ("MERRILL VARIABLE FUNDS"). Both the Trust and the Merrill Variable Funds are mutual funds. We will provide you a prospectus for the Trust with this Prospectus.

* SHARES OF THE TRUST OR THE MERRILL VARIABLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

* Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTIONS" below, this Prospectus describes only the variable portion of the contract.

* Special terms used in this Prospectus appear in bold and are explained at first usage and also are defined in a glossary in APPENDIX G.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING.

THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC. NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

* Additional information about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC. The Statement of Additional Information is available without charge upon request by writing us at the address on the front cover or by telephoning (800) 344-1029.

* The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account.

              STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

General Information and History ................................     3
Performance Data................................................     3
Services
       Independent Auditors.....................................     9
       Servicing Agent..........................................    10
       Principal Underwriter....................................    10
Voting Interest.................................................    10
Cancellation of Contracts.......................................    11
Financial Statements............................................    12


                   The date of this Prospectus is May 1, 1999
VTG20.PROS599

                                TABLE OF CONTENTS


SUMMARY...................................................  4
GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT,
 THE TRUST AND MERRILL VARIABLE FUNDS..................... 10
     The Manufacturers Life Insurance Company of North
      America ............................................ 10
     The Variable Account ................................ 10
     The Trust............................................ 11
     Merrill Lynch Variable Series Funds, Inc............. 14
DESCRIPTION OF THE CONTRACT .............................. 15
   ACCUMULATION PERIOD PROVISIONS ........................ 15
     Purchase Payments ................................... 16
     Payment Enhancements................................. 16
     Accumulation Units .................................. 17
     Value of Accumulation Units ......................... 18
     Net Investment Factor ............................... 18
     Transfers Among Investment Options .................. 18
     Maximum Number of Investment Options................. 18
     Telephone Transactions .............................. 18
     Special Transfer Services - Dollar Cost Averaging.... 19
     Asset Rebalancing Program............................ 19
     Withdrawals.......................................... 19
     Special Withdrawal Services - the Income Plan ....... 20
     Loans ............................................... 20
     Death Benefit During the Accumulation Period......... 21
        In General........................................ 21
        Amount of Death Benefit........................... 21
        Payment of Death Benefit.......................... 22
PAY-OUT PERIOD PROVISIONS ................................ 23
     General ............................................. 23
     Annuity Options ..................................... 24
     Determination of Amount of the First Variable
     Annuity Benefit Payment.............................. 24
     Annuity Units and the Determination of
     Subsequent Variable Annuity Benefit Payments ........ 25
     Transfers During Pay-out Period ..................... 25
     Death Benefit During Pay-out Period.................. 25
OTHER CONTRACT PROVISIONS ................................ 25
     Ten Day Right to Review ............................. 25
     Ownership ........................................... 26
     Annuitant ........................................... 26
     Beneficiary ......................................... 26
     Modification ........................................ 27
     Company Approval .................................... 27
     Misstatement and Proof of Age, Sex or Survival....... 27
FIXED ACCOUNT INVESTMENT OPTIONS.......................... 27
     Securities Regulation ............................... 27
     Guarantee ........................................... 27
     Reinsurance ......................................... 27
     Investment Options .................................. 27
     Investment Accounts ................................. 28
     Renewals ............................................ 28
     Transfers ........................................... 28
     Withdrawals ......................................... 28
     Loans ............................................... 28
     Fixed Annuity Options ............................... 28
CHARGES AND DEDUCTIONS ................................... 29
     Withdrawal Charges .................................. 30
     Reduction or Elimination of Withdrawal Charges ...... 31
     Administration Fees.................................. 31
     Mortality and Expense Risk Charge ................... 32
     Taxes ............................................... 32
FEDERAL TAX MATTERS ...................................... 32
   OUR TAX STATUS ........................................ 32
   TAXATION OF ANNUITIES IN GENERAL ...................... 33
     Tax Deferral During Accumulation Period ............. 33
        Non-Natural Owners ............................... 33
        Loss of Interest Deduction Where Contracts
         are Held by or for the Benefit of Certain Non-
         Natural Persons.................................. 33
        Diversification Requirements ..................... 33
        Ownership Treatment .............................. 34
        Delayed Pay-Out Periods .......................... 34
     Taxation of Partial and Full Withdrawals ............ 34
     Taxation of Annuity Benefit Payments ................ 35
     Taxation of Death Benefit Proceeds .................. 35
     Penalty Tax on Premature Distributions .............. 35
     Aggregation of Contracts ............................ 36
QUALIFIED RETIREMENT PLANS ............................... 36
      Direct Rollovers ................................... 37
FEDERAL INCOME TAX WITHHOLDING............................ 37
GENERAL MATTERS........................................... 38
     Tax Deferral......................................... 38
     Performance Data..................................... 38
     Asset Allocation and Timing Services................. 38
     Restrictions Under the Texas Optional
     Retirement Program................................... 38
     Distribution of Contracts ........................... 39
     Contract Owner Inquiries............................. 39
     Confirmation Statements.............................. 39
     Legal Proceedings ................................... 39
     Year 2000 Issues..................................... 39
APPENDIX A:  EXAMPLES OF CALCULATION OF
   WITHDRAWAL CHARGE...................................... A-1
APPENDIX B:  STATE PREMIUM TAXES.......................... B-1
APPENDIX C:  PENNSYLVANIA MAXIMUM MATURITY
   AGE.................................................... C-1
APPENDIX D:  EXAMPLES OF PAYMENT
   ENHANCEMENT CALCULATIONS............................... D-1
APPENDIX E:  QUALIFIED PLAN TYPES......................... E-1
APPENDIX F:  TABLE OF ACCUMULATION VALUES ................ F-1
APPENDIX G:  SPECIAL TERMS...............................  G-1

                                     SUMMARY

OVERVIEW OF THE CONTRACT. Under the contract, you make one or more payments to us for a period of time (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE," we make one or more payments to you (during the PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.

PURCHASE PAYMENT LIMITS. The minimum initial purchase payment is $10,000. Subsequent purchase payments must be at least $30. Purchase payments normally may be made at any time. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, however, you must obtain our approval in order to make the payment. If permitted by state law, we may cancel your contract if you have made no payments for two years, your contract value is less than $2,000 and your payments over the life of your contract, minus your withdrawals over the life of the contract is less than $2,000.

PAYMENT ENHANCEMENTS. We will add a "PAYMENT ENHANCEMENT" to your contract for each payment that you make under your contract. The amount of the payment enhancement depends on the cumulative amount of your purchase payments. To receive a higher percentage than that based on the cumulative amount of your purchase payments, you must provide satisfactory evidence that your total payments within 13 months of the issue date will be enough to justify the higher percentage. If your total purchase payments during the 13 month period do not equal or exceed the amount approved, we reserve the right to recover from your contract the excess payment enhancement added to the contract. The payment enhancement is funded from our general account. The payment enhancement is allocated among investment options in the same proportion as your purchase payment. The amount available as a death benefit is reduced by payment enhancements applied in the prior 12 month period. The amount returned if you exercise your right to return the contract during the "ten day right to review" period is reduced by any payment enhancements.


INVESTMENT OPTIONS. During the accumulation period, contract values may be allocated among up to seventeen of the available investment options. Currently, forty-one Variable Account investment options and two fixed account investment options are available under the contract. Each of the forty-one Variable Account investment options is a sub-account of the Variable Account that invests in a corresponding portfolio of the Trust or the Merrill Variable Funds. A full description of each portfolio is in the accompanying Prospectus of the Trust or, in the case of the Merrill Variable Funds, the accompanying prospectus of the Merrill Variable Funds. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the portfolio underlying each sub-account of the Variable Account you select and/or upon the interest we credit on each fixed account option you select. Subject to certain regulatory limitations, we may elect to add, subtract or substitute investment options.


TRANSFERS. During the accumulation period, you may transfer your contract values among any of the investment options. During the pay-out period, you may transfer your allocations among the Variable Account investment options, but transfers from Variable Account options to fixed account options or from fixed account options to Variable Account options are not permitted. Transfers are free. Transfers from any investment account must be at least $300 or, if less, the entire balance in the investment account. If, after the transfer, the amount remaining in the investment account from which the transfer is made would be less than $100, then we will transfer the entire amount instead of the requested amount. Special transfer privileges permit you to dollar cost average your investment in the contract.

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% penalty tax. A systematic withdrawal plan service is available under the contract.

LOANS. If your contract is issued in connection with a Section 403(b) qualified plan that is not subject to Title I of ERISA, you may borrow money from us, using your contract as the only security for the loan. The effective cost of a contract loan is 2% per year of the amount borrowed.

CONFIRMATION STATEMENTS. We will send you confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

DEATH BENEFITS. We will pay the death benefit described below to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner.

         The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. The amount of the death benefit during the first nine contract years will be the greater of:

         * the contract value less any payment enhancements in the 12 month period prior to the date of death, or

         * the excess of the sum of all purchase payments less any payment enhancements in the 12 month period prior to the date of death over the sum of any amounts deducted in connection with partial withdrawals.

After the ninth contract year the death benefit will be the greater of:

         * the contract value less any payment enhancements in the 12 month period prior to the date of death, or

         * the excess of the sum of all purchase payments over the sum of any amounts deducted in connection with partial withdrawals, or

         * the death benefit on the last day of the ninth contract year, plus the sum of all purchase payments made and less any amount deducted in connection with partial withdrawals since then.

If there are any UNPAID LOANS (including unpaid interest) under the contract, the death benefit equals the death benefit calculated according to the applicable formula, minus the amount of the unpaid loans. If the annuitant dies during the pay-out period and annuity payment method selected called for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary.

ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity benefit payment options. Periodic annuity benefit payments will begin on the "MATURITY DATE" (the date marking the end of the accumulation period and the beginning of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option.

TEN DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.

TAXATION. The status of the contract as an annuity generally allows all earnings on the underlying investments to be tax-deferred until withdrawn or until annuity payments begin (see "FEDERAL TAX MATTERS"). This tax deferred treatment may be beneficial to contract owners in building assets in a long-term investment program.

CHARGES AND DEDUCTIONS. The following table and Example are designed to assist you in understanding the various costs and expenses related to the contract. The table reflects expenses of the Variable Account and the underlying portfolio of the Trust. In addition to the items listed in the following table, premium taxes may be applicable to certain contracts and we reserve the right to impose an annual $30 per contract administration fee on contracts where the contract value is less than $10,000 as a result of a partial withdrawal. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus beginning at page . The items listed under "Trust Annual Expenses" are described in detail in the accompanying Trust Prospectus.

CONTRACT OWNER TRANSACTION EXPENSES

      Deferred sales load (withdrawal charge as percentage of purchase payments)


               NUMBER OF COMPLETE YEARS
             PURCHASE PAYMENT IN CONTRACT           WITHDRAWAL CHARGE PERCENTAGE

                          0                                    8.5%
                          1                                    8.5%
                          2                                    8.0%
                          3                                    7.0%
                          4                                    6.0%
                          5                                    5.0%
                          6                                    4.0%
                          7                                    3.0%
                          8                                    2.0%
                          9+                                   0.0%

ANNUAL CONTRACT FEE.....................................................  $40(1)

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and expense risk fees......................................... 1.25%
Administration fee...................................................... 0.30%

Total Separate Account Annual Expense................................... 1.55%

TRUST ANNUAL EXPENSES
(as a percentage of Trust average net assets)

                                                                     OTHER
                                                                    EXPENSES
                                         MANAGEMENT              -AFTER EXPENSE              TOTAL TRUST
TRUST PORTFOLIO                             FEES                  REIMBURSEMENT             ANNUAL EXPENSES
----------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Market.........       0.850%                     0.360%                     1.210%
Science & Technology................       1.100%                     0.110%                     1.210%
International Small Cap.............       1.100%                     0.150%                     1.250%
Aggressive Growth  .................       1.000%+                    0.090%                     1.090%
Emerging Small Company..............       1.050%                     0.050%                     1.100%
Small Company Blend.................       1.050%                     0.150%                     1.200%
Mid Cap Growth .....................       0.950%                     0.040%                     0.990%
Mid Cap Stock.......................       0.925%                     0.000%                     0.925%
Overseas ...........................       0.950%                     0.210%                     1.160%
International Stock.................       1.050%                     0.200%                     1.250%
International Value.................       1.000%                     0.300%*                    1.300%
Mid Cap Blend ......................       0.850%+                    0.050%                     0.900%


                                                                     OTHER
                                                                    EXPENSES
                                         MANAGEMENT              -AFTER EXPENSE              TOTAL TRUST
TRUST PORTFOLIO                             FEES                  REIMBURSEMENT             ANNUAL EXPENSES
----------------------------------------------------------------------------------------------------------
Small Company Value.................       1.050%                     0.180%                     1.230%
Global Equity.......................       0.900%                     0.110%                     1.010%
Growth..............................       0.850%                     0.050%                     0.900%
Large Cap Growth ...................       0.875%+                    0.130%                     1.005%
Quantitative Equity.................       0.700%                     0.060%                     0.760%
Blue Chip Growth....................       0.875%+                    0.045%                     0.920%
Real Estate Securities..............       0.700%                     0.060%                     0.760%
Value...............................       0.800%                     0.050%                     0.850%

------------------

(1) The $40 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment accounts is greater than or equal to $100,000.


                                                                     OTHER
                                                                    EXPENSES
                                         MANAGEMENT             -AFTER EXPENSE              TOTAL TRUST
TRUST PORTFOLIO                             FEES                 REIMBURSEMENT             ANNUAL EXPENSES
----------------------------------------------------------------------------------------------------------
Growth & Income.....................       0.750%                     0.040%                     0.790%
U.S. Large Cap Value................       0.875%                     0.100%*                    0.975%
Equity-Income.......................       0.875%+                    0.050%                     0.925%
Income & Value .....................       0.800%+                    0.090%                     0.890%
Balanced............................       0.800%                     0.070%                     0.870%
High Yield..........................       0.775%                     0.065%                     0.840%
Strategic Bond......................       0.775%                     0.075%                     0.850%
Global Bond.........................       0.800%                     0.110%                     0.910%
Total Return........................       0.775%                     0.100%*                    0.875%
Investment Quality Bond.............       0.650%                     0.070%                     0.720%
Diversified Bond ...................       0.750%                     0.140%                     0.890%
U.S. Government Securities..........       0.650%                     0.070%                     0.720%
Money Market .......................       0.500%                     0.120%                     0.620%
Lifestyle Aggressive 1000#..........           0%                     1.110%**                   1.110%
Lifestyle Growth 820#...............           0%                     1.000%**                   1.000%
Lifestyle Balanced 640#.............           0%                     0.920%**                   0.920%
Lifestyle Moderate 460#.............           0%                     0.830%**                   0.830%
Lifestyle Conservative 280#.........           0%                     0.720%**                   0.720%

* Based on estimates of payments to be made during the current fiscal year.

+ Management Fees for these portfolios changed effective May 1, 1999. Prior to May 1, 1999, management fees were as follows:


    Aggressive Growth      1.050%              Blue Chip             0.925%
    Mid Cap Growth         1.000%              Equity Income         0.800%
    Mid Cap Blend          0.750%              Income & Value        0.750%
    Large Cap Growth       0.750%

** Reflects expenses of the Underlying Portfolios. Manufacturers Securities Services, LLC ("MSS") has voluntarily agreed to pay the expenses of each Lifestyle Trust (excluding the expenses of the Underlying Portfolios). This voluntary expense reimbursement may be terminated at any time after December 31, 1997. If that expense reimbursement was not in effect, Total Trust Annual Expenses would be .02% higher based on expenses of the Lifestyle Trusts for the fiscal year ended December 31, 1998 (except for Lifestyle Conservative 280, which would be 0.03% higher) as noted in the chart below.


                                         MANAGEMENT         OTHER           TOTAL TRUST
PORTFOLIO                                   FEES           EXPENSES       ANNUAL EXPENSES
-----------------------------------------------------------------------------------------
Lifestyle Aggressive 1000...........         0%             1.130%            1.130%
Lifestyle Growth 820................         0%             1.020%            1.020%
Lifestyle Balanced 640..............         0%             0.940%            0.940%
Lifestyle Moderate 460..............         0%             0.850%            0.850%
Lifestyle Conservative 280..........         0%             0.750%            0.750%

# Each Lifestyle Trust will invest in shares of the Underlying Portfolios. Therefore, each Lifestyle Trust will bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of each Lifestyle Trust will be net of the Underlying Portfolio expenses. Each Lifestyle Portfolio must also bear its own expenses. However, MSS is currently paying these expenses as described in footnote (**) above.

MERRILL VARIABLE FUNDS ANNUAL EXPENSES:  CLASS B SHARES
(as a percentage of average net assets and after waivers and reimbursements)

                                                                                        Total Annual Fund
                                                                     Other Expenses     Operating Expenses
                                                                     (After Expense       (After Expense
                                          Management      12b-1        Reimbursement     Reimbursement and
               Portfolio                     Fee           Fees       and Waiver)*           Waiver)
               ---------                     ---           ----       ------------           -------
Merrill Lynch Special Value Focus           0.750%        0.150%         0.070%               0.970%
Merrill Lynch Basic Value Focus             0.600%        0.150%         0.070%               0.820%

                                                                                        Total Annual Fund
                                                                     Other Expenses     Operating Expenses
                                                                     (After Expense       (After Expense
                                          Management      12b-1        Reimbursement     Reimbursement and
               Portfolio                     Fee           Fees       and Waiver)*           Waiver)
               ---------                     ---           ----       ------------           -------
Merrill Lynch Developing Capital            0.680%        0.150%         0.570%               1.400%
Markets Focus

*Note that these are the expenses for the fiscal year ended December 31, 1998.

Merrill Lynch Asset Management, L.P. ("MLAM") and Merrill Lynch Life Agency, Inc. have entered into a Reimbursement Agreement that limits the operating expenses (excluding any distribution fees imposed on shares of Class B Common Stock) paid by each portfolio in a given year to 1.25% of its average net assets. This Reimbursement Agreement is expected to remain in effect for the current year. During 1998, MLAM waived management fees for the Developing Capital Markets Focus Fund in the amount totaling 0.32% of that Fund's average daily net assets of Class B shares; absent this waiver, the total expenses for Class B shares of this Fund would have been 1.72%.

EXAMPLES

You would pay the following expenses on a $1,000 investment, assuming a 3% payment enhancement and a 5% annual return on assets, if you surrendered your contract at the end of the applicable time period:

TRUST PORTFOLIO                        1 YEAR           3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets........    $110              $170              $213             $323
Science & Technology................    $110              $170              $213             $323
International Small Cap.............    $111              $171              $215             $327
Aggressive Growth ..................    $109              $166              $207             $312
Emerging Small Company..............    $109              $166              $207             $313
Small Company Blend.................    $110              $169              $212             $322
Mid Cap Growth......................    $108              $163              $202             $302
Mid Cap Stock.......................    $108              $161              $198             $295
Overseas............................    $110              $168              $210             $319
International Stock.................    $111              $171              $215             $327
International Value.................    $111              $172              $218             $332
Mid Cap Blend ......................    $107              $160              $197             $292
Small Company Value.................    $110              $170              $214             $325
Global Equity.......................    $108              $164              $203             $304
Growth..............................    $107              $160              $197             $292
Large Cap Growth....................    $108              $164              $203             $303
Quantitative Equity.................    $106              $156              $190             $278
Blue Chip Growth....................    $108              $161              $198             $294
Real Estate Securities..............    $106              $156              $190             $278
Value...............................    $107              $159              $195             $287
Growth & Income.....................    $106              $157              $192             $281
U.S. Large Cap Value................    $108              $163              $201             $300



TRUST PORTFOLIO                        1 YEAR           3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------------------------------------
Equity Income.......................    $108              $161              $198             $295
Income & Value......................    $107              $160              $197             $291
Balanced............................    $107              $159              $196             $289
High Yield..........................    $107              $158              $194             $286
Strategic Bond......................    $107              $159              $195             $287
Global Bond ........................    $107              $161              $198             $293
Total Return........................    $107              $160              $196             $290
Investment Quality Bond.............    $106              $155              $188             $274
Diversified Bond ...................    $107              $160              $197             $291
U.S. Government Securities..........    $106              $155              $188             $274
Money Market........................    $105              $152              $183             $263
Lifestyle Aggressive 1000...........    $109              $167              $208             $314
Lifestyle Growth 820................    $108              $163              $202             $303
Lifestyle Balanced 640..............    $108              $161              $198             $294
Lifestyle Moderate 460..............    $107              $158              $194             $285
Lifestyle Conservative 280..........    $106              $155              $188             $274
Merrill Lynch Special Value Focus...    $108              $162              $201             $300

TRUST PORTFOLIO                        1 YEAR           3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus.....    $107              $158              $193             $284
Merrill Lynch Developing Capital
Markets Focus ......................    $112              $175              $223             $342


         You would pay the following expenses on a $1,000 investment, assuming a 3% Payment Enhancement and a 5% annual return on assets, if you selected an annuity benefit payment option as provided in the contract or did not surrender the contract at the end of the applicable time period:


TRUST PORTFOLIO                        1 YEAR           3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets........     $29               $90              $153             $323
Science & Technology................     $29               $90              $153             $323
International Small Cap.............     $30               $91              $155             $327
Aggressive Growth ..................     $28               $86              $147             $312
Emerging Small Company..............     $28               $86              $147             $313
Small Company Blend.................     $29               $90              $152             $322
Mid Cap Growth .....................     $27               $83              $142             $302
Mid Cap Stock.......................     $26               $81              $138             $295
Overseas ...........................     $29               $88              $150             $319
International Stock.................     $30               $91              $155             $327
International Value.................     $30               $93              $158             $332
Mid Cap Blend.......................     $26               $80              $137             $292
Small Company Value.................     $29               $90              $154             $325
Global Equity.......................     $27               $84              $143             $304
Growth..............................     $26               $80              $137             $292
Large Cap Growth ...................     $27               $84              $143             $303
Quantitative Equity.................     $25               $76              $130             $278
Blue Chip Growth....................     $26               $81              $138             $294
Real Estate Securities..............     $25               $76              $130             $278
Value...............................     $26               $79              $135             $287
Growth & Income.....................     $25               $77              $132             $281
U. S. Large Cap Value...............     $27               $83              $141             $300
Equity-Income.......................     $26               $81              $138             $295
Income & Value......................     $26               $80              $137             $291
Balanced............................     $26               $79              $136             $289
High Yield..........................     $25               $78              $134             $286
Strategic Bond......................     $26               $79              $135             $287
Global Bond ........................     $26               $81              $138             $293
Total Return........................     $26               $80              $136             $290
Investment Quality Bond.............     $24               $75              $128             $274
Diversified Bond ...................     $26               $80              $137             $291



TRUST PORTFOLIO                        1 YEAR           3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------------------------------------
U.S. Government Securities..........     $24               $75              $128             $274
Money Market........................     $23               $72              $123             $263
Lifestyle Aggressive 1000...........     $28               $87              $148             $314
Lifestyle Growth 820................     $27               $83              $142             $303
Lifestyle Balanced 640..............     $26               $81              $138             $294
Lifestyle Moderate 460..............     $25               $78              $134             $285
Lifestyle Conservative 280..........     $24               $75              $128             $274
Merrill Lynch Special Value Focus...     $27               $82              $141             $300
Merrill Lynch Basic Value Focus.....     $25               $78              $133             $284
Merrill Lynch Developing Capital
Markets Focus ......................     $31               $96              $163             $342


         For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that, where applicable, the maximum sales load is deducted, that there are no transfers or other transactions and that the "Other Expenses" line item under "Trust Annual Expenses" will remain the same. Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the Trust which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT

OWNERS MAY BE GREATER OR LESSER THAN THOSE SHOWN.

         In addition, for purposes of calculating the values in the above Example, we have translated the $40 annual administration charge listed under "Annual Contract Fee" to a 0.08% annual asset charge based on a $50,000 estimated approximate average size of contracts of this series.

A TABLE OF ACCUMULATION UNIT VALUES RELATING TO THE CONTRACT IS INCLUDED IN APPENDIX F TO THIS PROSPECTUS.

GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT, THE TRUST AND MERRILL VARIABLE FUND

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA

================================================================================
We are an indirect subsidiary of Manulife.
================================================================================

         We are a stock life insurance company organized under the laws of Delaware in 1979. Our principal office is located at 116 Huntington Avenue, Boston, Massachusetts 02116. Our ultimate parent is The Manufacturers Life Insurance Company ("Manulife"), a Canadian mutual life insurance Company based in Toronto, Canada. Prior to January 1, 1996, we were a wholly owned subsidiary of North American Life Assurance Company ("NAL"), a Canadian mutual life insurance company. On January 1, 1996 NAL and Manulife merged with the combined company retaining the Manulife name.

         On January 20, 1998, the Board of Directors of Manulife asked the management of Manulife to prepare a plan for conversion of Manulife from a mutual life insurance company to an investor-owned, publicly-traded stock company. Any demutualization plan for Manulife is subject to the approval of the Manulife Board of Directors and Policyholders as well as regulatory approval.

         The Manufacturers Life Insurance Company of North America's financial ratings are as follows:

                  A++ A.M. Best
                  Superior in financial strength; 1st category of 15

                  AAA Duff & Phelps
                  Highest in claims paying ability; 1st category of 18

                  AA+ Standard & Poor's
                  Excellent in claims paying ability; 2nd category of 21

                  Aa2 Moody's
                  Excellent in financial strength; 3rd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of The Manufacturers Life Insurance Company of North America's ability to honor the death benefit and life annuitization guarantees but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

THE VARIABLE ACCOUNT

================================================================================
The Variable Account is one of our separate accounts that invests the contract values you allocate to it in the Trust portfolio(s) you select.
================================================================================

         We established the Variable Account on August 24,1984. The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

         The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

         The Variable Account currently has forty-one sub-accounts. We reserve the right, subject to compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish. We will not eliminate existing sub-accounts or combine sub-accounts without the prior approval of the appropriate state or federal regulatory authorities.

THE TRUST

================================================================================
The Trust is a mutual fund in which the Variable Account invests that has 39 investment portfolios managed by 16 subadvisers.
================================================================================

         The assets of each sub-account of the Variable Account (other than the three sub-accounts invested in the Merrill Variable Funds described below) are invested in shares of a corresponding investment portfolio of the Trust. A description of each Trust portfolio is set forth below. The Trust is registered under the 1940 Act as an open-end management investment company. Each of the portfolios is diversified for purposes of the 1940 Act, except for the Global Bond Trust and the five Lifestyle Trusts which are non-diversified. The Trust receives investment advisory services from Manufacturers Securities Services, LLC, the successor to NASL Financial Services, Inc. ("MSS").


         The Trust currently has sixteen subadvisers who manage all of the portfolios:

         The subadvisers to each of the Trust portfolio's are as follows:


         SUBADVISER                                                    PORTFOLIO

         A I M Capital Management, Inc.                                Mid Cap Growth Trust
                                                                       Aggressive Growth Trust

         Capital Guardian Trust Company                                Small Company Blend Trust
                                                                       U.S. Large Cap Value  Trust
                                                                       Income & Value Trust
                                                                       Diversified Bond Trust

         Fidelity Management Trust Company                             Mid Cap Blend Trust
                                                                       Large Cap Growth Trust
                                                                       Overseas Trust

         Franklin Advisers, Inc.                                       Emerging Small Company Trust

         Founders Asset Management LLC                                 International Small Cap Trust
                                                                       Balanced Trust

         Manufacturers Adviser Corporation                             Pacific Rim Emerging Markets Trust
                                                                       Quantitative Equity Trust
                                                                       Real Estate Securities Trust
                                                                       Equity Index Trust
                                                                       Money Market Trust
                                                                       Lifestyle Trusts

         Miller Anderson & Sherrerd, LLP                               Value Trust
                                                                       High Yield Trust

         Morgan Stanley Asset Management Inc.                          Global Equity Trust

         Pacific Investment Management Company                         Global Bond Trust
                                                                       Total Return Trust


         AXA Rosenberg Investment Management LLC                       Small Company Value Trust

         Rowe Price-Fleming International, Inc.                        International Stock Trust

         Salomon Brothers Asset Management Inc                         U.S. Government Securities Trust
                                                                       Strategic Bond Trust

         State Street Global Advisors                                  Growth Trust


         T. Rowe Price Associates, Inc.                                Science & Technology Trust
                                                                       Blue Chip Growth Trust
                                                                       Equity-Income Trust

         Templeton Investment Counsel, Inc.                            International Value Trust


         Wellington Management Company, LLP                            Growth and Income Trust
                                                                       Investment Quality Bond Trust
                                                                       Mid Cap Stock Trust


* Each Lifestyle Trust invests in other Trusts. The Lifestyle Trusts vary in the portion of their assets that are invested in Trusts that invest primarily in fixed income securities and those that invest in equity securities.

The following is a brief description of each portfolio:

         The PACIFIC RIM EMERGING MARKETS TRUST seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.

         The SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital. Current income is incidental to the portfolio's objective.

         The INTERNATIONAL SMALL CAP TRUST seeks capital appreciation by investing primarily in securities issued by foreign companies which have total market capitalization or annual revenues of $1 billion or less. These securities may represent companies in both established and emerging economies throughout the world.


         The AGGRESSIVE GROWTH TRUST (formerly, the Pilgrim Baxter Growth Trust) seeks long-term capital appreciation by investing the portfolio's asset principally in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the subadviser are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small and medium-sized category.


         The EMERGING SMALL COMPANY TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stock equity securities of small capitalization ("small cap") growth companies. In general, companies in which the portfolios invests will have market cap values of less than $1.5 billion at the time of purchase.

         The SMALL COMPANY BLEND TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalizatioin between $50 million and $1 billion.

         The MID CAP GROWTH TRUST (formerly, the Small/Mid Cap Trust) seeks long-term capital appreciation by investing the portfolio's assets principally in common stocks, with emphasis on medium-sized and smaller emerging growth companies.

         The MID CAP STOCK TRUST seeks long-term growth of capital by investing primarily in equity securities of companies with market capitalizations that approximately match the range of capitalization of the Wilshire Mid Cap 750 Index.

         The OVERSEAS TRUST (formerly, the International Growth and Income Trust) seeks growth of capital and normally invests at least 65% of the portfolios' assets in foreign securities (including American Depositary Receipts
(ADRs) and European Depositary Receipts (EDRs). The portfolio may also invest in U.S. issuers. The portfolios expects to invest primarily in equity securities.

         The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing primarily in common stocks of established, non-U.S. companies.


         The INTERNATIONAL VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including in emerging markets.

         The MID CAP BLEND TRUST (formerly, the Equity Trust) seeks growth of capital by investing primarily in common stocks of United States issuers and securities convertible into or carrying the right to buy common stocks.

         The SMALL COMPANY VALUE TRUST seeks long term growth of capital by investing in equity securities of smaller companies which are traded principally in the markets of the United States.

         The GLOBAL EQUITY TRUST seeks long-term capital appreciation by investing primarily in equity securities throughout the world, including U.S. issuers and emerging markets.

         The GROWTH TRUST seeks long-term growth of capital by investing primarily in large capitalization growth securities (market capitalizations of approximately $1 billion or greater).

         The LARGE CAP GROWTH TRUST (formerly, the Aggressive Asset Allocation Trust) seeks long-term growth of capital and normally invests the portfolio's assets primarily in common stocks. The Subadviser normally invests at least 65% of the portfolio's assets in equity securities of companies with large market capitalizations.

         The QUANTITATIVE EQUITY TRUST seeks to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above average rate of return.

         The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital (current income is a secondary objective) and many of the stocks in the portfolio are expected to pay dividends.

         The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and satisfactory current income by investing in real estate related equity and debt securities.

         The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, ADRs and other equity securities of companies with equity capitalizations usually greater than $300 million.

         The GROWTH AND INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of United States issuers which the subadviser believes are of high quality.

         The U.S. LARGE CAP VALUE TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.

         The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

         The INCOME & VALUE TRUST (formerly, the Moderate Asset Allocation Trust) seeks the balanced accomplishment of (a) conservation of principal and
(b) long-term growth of capital and income by investing the portfolio's assets in both equity and fixed-income securities. The subadviser has full discretion to determine the allocation between equity and fixed-income securities.

         The BALANCED TRUST seeks current income and capital appreciation by investing in a balanced portfolio of common stocks, U.S. and foreign government obligations and a variety of corporate fixed-income securities.

         The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

         The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed-income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.

         The GLOBAL BOND TRUST (formerly, the Global Government Bond Trust) seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the portfolio's asset primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU),and the U.S. dollar.

         The TOTAL RETURN TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six- year time frame based on PIMCO's forecast for interest rates.

         The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing primarily in a diversified portfolio of investment grade corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.

         The DIVERSIFIED BOND TRUST (formerly, the Conservative Asset Allocation Trust) seeks high total return as is consistent with the conservation of capital by investing at least 75% of the portfolio's assets in fixed-income securities.

         The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

         The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by United States entities.

         The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("Underlying Portfolios") which invest primarily in equity securities.

         The LIFESTYLE GROWTH 820 TRUST seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

         The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.

         The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to high income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.

         The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.

         The variable portion of your contract contains three additional investment options. Each portfolio is a series of Merrill Lynch Variable Series Funds, Inc. ("Merrill Variable Funds"). Merrill Variable Funds is registered under the 1940 Act as an open-end management investment company. Each of the portfolios is diversified for purposes of the 1940 Act, with the exception of the Developing Capital Markets Focus

Fund which is non-diversified. Merrill Variable Funds receive investment advisory services from Merrill Lynch Asset Management, L.P. The Merrill Variable Funds Class B shares are subject to a Rule 12b-1 fee of up to .15% of a portfolio's Class B net assets. Below is a brief description of each portfolio's investment objectives and certain policies relating to that objective.

         The MERRILL LYNCH SPECIAL VALUE FOCUS FUND seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies that management of Merrill Variable Funds believes have special investment value, and of emerging growth companies regardless of size.

         The MERRILL LYNCH BASIC VALUE FOCUS FUND seeks capital appreciation and, secondarily, income by investing in securities, primarily stocks, that management of the portfolio believes are undervalued (stock price is less than what management of the Fund believes it is worth).

         The MERRILL LYNCH DEVELOPING CAPITAL MARKETS FOCUS FUND seeks long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. For purposes of its objective, the portfolio considers countries having smaller capital markets to be all countries other than the United States, United Kingdom, Japan and Germany. The Fund may also invest in fixed-income securities of companies and governments in these countries. The Fund's management anticipates that under most circumstances the Fund will have substantial investments in emerging markets.

         A full description of Merrill Variable Funds, including the investment objectives, policies and restrictions of each portfolio is contained in Merrill Variable Funds' prospectus which accompanies this prospectus and should be read by a prospective purchaser before investing.

         Please note the Merrill Variable Funds are not available for ERISA governed plans.

         If the shares of a Trust portfolio are no longer available for investment or in our judgment investment in a Trust portfolio becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

================================================================================
You instruct us how to vote Trust shares.
================================================================================

         We will vote shares of the Trust portfolios held in the Variable Account at the Trust's shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Trust proxy material will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

         During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the Federal securities laws, regulations or interpretations thereof.

         A full description of the Trust, including the investment objectives, policies and restrictions of, and the risks relating to investment in, each portfolio is contained in the Trust Prospectus for the Trust which we provided you along with this Prospectus.

                           DESCRIPTION OF THE CONTRACT

ACCUMULATION PERIOD PROVISIONS

PURCHASE PAYMENTS

================================================================================
Initial purchase payments usually must be at least $10,000, subsequent ones at least $30, and total payments no more than $1 million (without our approval).
================================================================================

         Your purchase payments are made to us at our Annuity Service Office. The minimum initial purchase payment is $10,000. Subsequent purchase payments must be at least $30. Purchase payments may be made at any time. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.

         If permitted by state law, we may cancel a contract at the end of any two consecutive contract years in which no purchase payments have been made, if both:

    * the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and

    * the contract value at the end of such two year period is less than $2,000.

We may vary the cancellation of contract privileges in certain states in order to comply with state insurance laws and regulations. If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan and minus the annual $40 administration fee. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "FEDERAL TAX MATTERS").

         You designate in your contract application how your purchase payments are to be allocated among the investment options. You may change the allocation of subsequent purchase payments at any time by notifying us in writing (or by telephone if you comply with our telephone transfer procedures described below).

PAYMENT ENHANCEMENTS

================================================================================
We add 3% or more to each payment you make.
================================================================================

         When you make a purchase payment we will add a payment enhancement to your contract. The payment enhancement is funded from our general account and is allocated among investment options in the same proportion as your purchase payment. The amount available as a death benefit is reduced by payment enhancements applied in the prior 12 month period. The amount returned if you exercise your right to return your contract during the "ten day right to review" period is reduced by any payment enhancements.

         We are currently offering a promotional payment enhancement for initial and subsequent purchase payments to contracts issued on and after January 1, 1999. The promotional payment enhancement is set forth below. To be eligible for the promotional payment enhancement, initial purchase payments must be received by us on or after January 1, 1999. Subsequent payments to contracts issued on or after January 1, 1999 will receive the promotional payment enhancement if the promotion is in effect when the subsequent payment is received by us. Initial and subsequent purchase payments that do not receive the promotional payment enhancement will receive the payment enhancement described in the prospectus. The promotional payment enhancement may be terminated by the us at any time.

         The payment enhancement is a percentage of your purchase payment that varies (based upon on the cumulative amount of your purchase payments to the date of that payment) as follows:

                                                                                   Promotional
         Cumulative Purchase Payments                Payment Enhancement        Payment Enhancement
         ----------------------------                -------------------        -------------------
         Less than $500,000                                   3.0%                      4.0%

         $500,000  or more but less
         than $2,500,000                                      4.0%                      5.0%

         $2,500,000 or more                                   5.0%                      6.0%

An example of the calculation of the payment enhancement is set forth in APPENDIX D. Payment enhancements are not considered to be "investment in the contract" for income tax purposes (see "FEDERAL TAX MATTERS").

================================================================================
Using a Letter of Intent may permit you to receive a larger payment enhancement.
================================================================================

Letter of Intent (not available in Oregon). The next higher payment enhancement percentage may be applied to your initial purchase payment if you provide us with satisfactory evidence (referred to as a "Letter of Intent") that your total purchase payments in the first 13 months would satisfy the requirement for the higher percentage. Satisfactory evidence will require, but is not limited to, a minimum initial purchase payment of at least 50% of the minimum required payment for the higher percentage. We reserve the right to recover an amount from your contract if your total purchase payments received within 13 months from the issue date of your contract do not equal or exceed the amount (promised in your Letter of Intent) used to determine a payment enhancement. The amount we may recover is the greater of (a) or (b) where:


       (a) is the amount of payment enhancement applied to your contract minus the amount of payment enhancement that would have been applied had you not submitted a Letter of Intent (the "excess payment enhancement"), and

       (b) your contract value multiplied by the ratio of the excess payment enhancement over your total purchase payments (excluding the amount of the payment enhancement).

Amounts recovered will be withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value. IN THE EVENT THE VALUE OF ACCUMULATION UNITS FOR AN INVESTMENT OPTION WHICH HAS BEEN ALLOCATED A PAYMENT ENHANCEMENT DECLINES, WE RETAIN THE RIGHT TO RECOVER THE ORIGINAL AMOUNT OF PAYMENT ENHANCEMENT CREDITED TO THE INVESTMENT OPTION. THEREFORE, YOU BEAR THE RISK THAT IF YOUR LETTER OF INTENT IS NOT COMPLETED, THE VALUE OF YOUR CONTRACT MAY BE LESS THAN HAD YOUR LETTER OF INTENT NOT BEEN EXECUTED. IF THE AMOUNT RECOVERED EXCEEDS THE CONTRACT VALUE, WE WILL TERMINATE YOUR CONTRACT WITHOUT VALUE.

IF YOU FAIL TO INFORM US THAT YOU INTEND TO SUBMIT MULTIPLE PAYMENTS WITHIN 13 MONTHS OF YOUR CONTRACT ISSUE DATE, YOUR CONTRACT MAY RECEIVE A LOWER PAYMENT ENHANCEMENT PERCENTAGE THAN WOULD OTHERWISE BE AVAILABLE.

         If you are considering purchasing a contract in connection with certain qualified plans, then special considerations regarding the payment enhancement may apply. Corporate and self-employed pension and profit sharing plans, as well as tax-sheltered annuity plans, are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the contract is suitable for purchase in connection with such a qualified plan, you should consider the effect of the payment enhancement on the plan's compliance with the applicable nondiscrimination requirements. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Code. Employers intending to use the Contract in connection with such plans should seek competent advice. - See Appendix E.

ACCUMULATION UNITS

================================================================================
The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying Trust portfolio.
================================================================================

         During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

         Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Trust portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

         The value of your accumulation units will vary from one valuation period to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first Business Day under other contracts we have issued. The value of an accumulation unit for any subsequent Business Day is determined by multiplying the value of an accumulation unit for the immediately preceding Business Day by the net investment factor for such sub-account (described below) for the valuation period for which the value is being determined. Accumulation units will be valued at the end of each Business Day. A Business Day is deemed to end at the time of the determination of the net asset value of the Trust shares.

NET INVESTMENT FACTOR

         The net investment factor is an index used to measure the investment performance of a sub-account from one valuation period to the next. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

         *   Where (a) is:

             * the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

             * The per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

         * Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

         * Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for administrative expenses, a portion of the distribution expenses, and mortality and expense risks. That factor is equal on an annual basis to 1.65% (0.25% for administrative expenses, 0.15% for distribution expenses and 1.25% for mortality and expense risks).

TRANSFERS AMONG INVESTMENT OPTIONS

================================================================================
Amounts invested values may be transferred among investment options.
================================================================================


         During the accumulation period, you may transfer amounts among the investment options at any time and without charge upon written notice to us or by telephone if you authorize us in writing to accept telephone transfer requests. Accumulation units will be canceled from the investment account from which you transfer amounts transferred and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount. We reserve the right to limit, upon notice, the maximum number of transfers you may make to one per month or six at any time within a contract year. In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Trust portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

MAXIMUM NUMBER OF INVESTMENT OPTIONS

================================================================================
No more than 17 investment options.
================================================================================

         You currently are limited to a maximum of seventeen investment options (including the fixed account investment options) during the accumulation period. In calculating this limit, investment options to which you have allocated purchase payments at any time during the accumulation period will be counted toward the seventeen maximum even if you no longer have contract value allocated to the investment option.

TELEPHONE TRANSACTIONS

================================================================================
Telephone transfers and withdrawals are permitted.
================================================================================

         You are permitted to request transfers and withdrawals by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. To be permitted to request a transfer or withdrawal by telephone, you must elect the option on the Application. (If you do not initially elect an option in the Application form, you may request authorization by executing an appropriate authorization form that we will provide you upon request.) We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. Such procedures include the following. Upon telephoning a request, you will be asked to provide information that verifies that it is you calling. For both your and our protection, we will tape record all conversations with you. All telephone transactions will be followed by a confirmation statement of the transaction. We reserve the right to impose maximum withdrawal amounts and other new procedural requirements regarding transfer privileges.

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

================================================================================
Dollar Cost Averaging and Asset Rebalancing programs are available.
================================================================================

         We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any sub-account or the one year fixed account investment option to other sub-accounts until the amount in the sub-account from which the transfer is made or one year fixed account investment option is exhausted. In states where approved by the state insurance department, a DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option. The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. If you are interested in the DCA program, you may elect to participate in the program on the application or by separate application. You may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.

ASSET REBALANCING PROGRAM

         We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (The Fixed Account Investment Options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

         Asset rebalancing will only be permitted on the following time schedules:

         * quarterly on the 25th day of the last month of the quarter (or the next business day if the 25th is not a business day);

         * semi-annually on June 25th or December 26th (or the next business day if these dates are not business days); or

         * annually on December 26th (or the next business day if December 26th is not a business day).

WITHDRAWALS

         During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. You may make withdrawals by telephone if you have authorized telephone withdrawals, as described above under "Telephone Transactions." For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Internal Revenue Code of 1986, as amended (the "Code") and related Treasury Department regulations. In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, less the annual $30 administration fee if applicable, any unpaid loans and any applicable withdrawal charge, and the contract will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel that number of accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account plus any applicable withdrawal charge deducted from such investment account (see "CHARGES AND DEDUCTIONS").

================================================================================
You may withdraw all or a portion of your account value, but may incur tax liability as a result.
================================================================================

         When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option less any applicable withdrawal charge. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken pro rata from the variable account investment options: taking from each such variable account investment option an amount which bears the same relationship to the total amount withdrawn as the value of that variable account investment option bears to the value of all your investments in variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment options (see "FIXED ACCOUNT INVESTMENT OPTIONS").

         There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

         The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

          * the New York Stock Exchange is closed (other than customary weekend and holiday closings),

          *   trading on the New York Stock Exchange is restricted,

          * an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

          * the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

         Withdrawals from the contract may be subject to income tax and a 10% penalty tax. Withdrawals are permitted from contracts issued in connection with
Section 403(b) qualified plans only under limited circumstances. (see "FEDERAL TAX MATTERS").

SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

================================================================================
Systematic "Income Plan" withdrawals are available.
================================================================================

         We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 10% of the purchase payments made (to ensure that no withdrawal charge will ever apply to an IP withdrawal). If an additional withdrawal is made from a contract participating in an IP, the IP will terminate automatically and may be reinstated only on or after the next contract anniversary pursuant to a new application. The IP is not available to contracts participating in the dollar cost averaging program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of withdrawal charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS"). If you are interested in an IP, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the IP program.

LOANS

================================================================================
Some qualified contracts have a loan feature.
================================================================================

         We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you are not an owner of such a contract, none of this discussion about loans applies to your contract. If you are an owner of such a contract, you may borrow from us, using your contract as the only security for the loan. Loans are subject to certain tax law restrictions and to applicable retirement program rules (collectively, "loan rules"). You should consult your tax advisor and retirement plan fiduciary prior to taking a loan under the contract.

         The maximum loan value of a contract is normally 80% of the contract value, although loan rules may serve to reduce that maximum in some cases. The amount available for a loan at any given time is the loan value less any unpaid prior loans. Unpaid prior loans equal the amount of any prior loans plus interest accrued on those loans. Loans will be made only upon written request from the owner. We will make loans within seven days of receiving a properly completed loan application (applications are available from our Annuity Service Office), subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

         When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "LOAN ACCOUNT," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). The contract provides that you may repay unpaid loans at any time. Under applicable loan rules, loans generally must be repaid within five years, repayments must be made at least quarterly and repayments must be made in substantially equal amounts. When a loan is repaid, the amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your most recent purchase payment. On each contract anniversary, we will transfer from the investment accounts to the loan account the excess of the balance of your loan over the balance in your loan account.

         We charge interest of 6% per year on contract loans. Loan interest is payable in arrears and, unless paid in cash, the accrued loan interest is added to the amount of the debt and bears interest at 6% as well. We credit interest with respect to amounts held in the loan account at a rate of 4% per year. Consequently, the net cost of loans under the contract is 2%. If on any date unpaid loans under your contract exceed your contract value, your contract will be in default. In such case you will receive a notice indicating the payment needed to bring your contract out of default and will have a thirty-one day grace period within which to pay the default amount. If the required payment is not made within the grace period, your contract may be terminated without value.

         The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.

================================================================================
If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.
================================================================================

DEATH BENEFIT DURING THE ACCUMULATION PERIOD

         IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "non-qualified contracts." Tax law requirements applicable to qualified plans, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, if you intend to use the contract in connection with a qualified plan, you should consider that the contract provides a death benefit (described below) that could be characterized as an "incidental death benefit." There are limits on the amount of incidental benefits that may be provided under certain qualified plans and the provision of such benefits may result in currently taxable income to plan participants (see "FEDERAL TAX MATTERS").

         AMOUNT OF DEATH BENEFIT. If any contract owner dies, the death benefit will be determined as follows:

* The death benefit during the first nine contract years will be the greater of:

    * (a) the contract value less any payments enhancements applied in the 12 month period prior to the date of death, or

    *    (b) the excess of

         *    the sum of all purchase payments over

         *    the sum of any partial withdrawals.

*   After the ninth contract year, the death benefit will be the greater of:

    * (a) the contract value less any payment enhancements applied in the 12 month period prior to the date of death, or

    *    (b) the excess of

         *    the sum of all purchase payments over

         * the sum of any amounts deducted in connection with partial withdrawals or

    * (c) the death benefit on the last day of the ninth contract year, plus the sum of all purchase payments made and any amount deducted in connection with partial withdrawals since then.

Reference to "payment enhancements" in this paragraph refers to the original amount of payment enhancements; earnings attributable to payment enhancements will not be deducted from the death benefit paid.

         The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms, at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office within one year of the date of death:

         *    a certified copy of a death certificate;
         * a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
         *    any other proof satisfactory to us.

If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

         PAYMENT OF DEATH BENEFIT. We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date. If there is a surviving contract owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the contract owner, if a natural person, will become the annuitant unless the contract owner designates another person as the annuitant.

         The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:

         *    The beneficiary will become the contract owner.

         * Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

         *    No additional purchase payments may be made.

         * If the owner's spouse is the beneficiary, the spouse continues the contract as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse, the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first owner's death will not be considered in the determination of the spouse's death benefit.

         * If the owner's spouse is the beneficiary, the spouse continues the contract as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies.

         * If any contract owner dies and the oldest owner had an attained age of less than 81 on the contract date, withdrawal charges are not applied on payment of the death benefit (whether taken through a partial or total withdrawal or applied under an annuity option). If any contract owner dies and the oldest owner had an attained age greater than 80 on the date as of which the contract was issued, any applicable withdrawal charges will be assessed only upon payment of the death benefit (so that if the death benefit is paid in a subsequent year, a lower withdrawal charge will be applicable)

         If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years.

         A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the maturity date, the contract value on the date of the change will be treated as a payment made on that date. This treatment of contract value as a payment is not included in cumulative purchase payments and is not eligible for a payment enhancement. [In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit.] No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

         Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

PAY-OUT PERIOD PROVISIONS

GENERAL

================================================================================
You have a choice of several different ways of receiving annuity benefit payments from us.
================================================================================

         The proceeds of the contract payable on death, withdrawal or the contract maturity date may be applied to the annuity options described below, subject to the distribution of death benefit provisions (see "DEATH BENEFIT DURING THE ACCUMULATION PERIOD").

         Generally, we will begin paying annuity benefits under the contract on the contract's maturity date (the date dividing the accumulation period from the pay-out period). The maturity date is the date specified on the contract specifications page, unless you change that date. If no date is specified, the maturity date is the maximum maturity date described below. The maximum maturity date is the first day of the month following the later of the 85th birthday of the annuitant or the tenth contract anniversary. See APPENDIX C for contracts issued in Pennsylvania. You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the maximum maturity date unless we consent. Maturity dates which occur at advanced ages, e.g., past age 85, may in some circumstances have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.

         You may select the frequency of annuity payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

         Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis (except Option 5 which is available on a fixed basis only) or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option variable, fixed or combined fixed and variable annuity payments in proportion to the Investment Account Value of each investment option at the maturity date, with payments to be made for a period certain of 10 years and continuing thereafter during the lifetime of the annuitant. Treasury Department regulations may preclude the availability of certain annuity options in connection with certain qualified contracts.

         The following annuity options are guaranteed in the contract.

         OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

         OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

         In addition to the foregoing annuity options which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

         OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity payments will be made to the end of the last year of the 5, 15 or 20 year period.

         OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 5, 10, 15 OR 20 YEARS - An annuity with payments for a 5, 10, 15 or 20 year period and no payments thereafter.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT

         The first variable annuity benefit payment is determined by applying that portion of the contract value used to purchase a variable annuity, measured as of a date not more than ten business days prior to the maturity date (minus any applicable premium taxes), to the annuity tables contained in the contract. (The amount of the first and all subsequent fixed annuity benefit payments is determined on the same basis using the portion of the contract value used to purchase a fixed annuity.) The rates contained in such tables depend upon the annuitant's sex and age (as adjusted depending on the annuitant's year of birth) and the annuity option selected, except for contracts issued in connection with certain employer-sponsored plans where sex-based tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the duration of any period for which payments are guaranteed under the option, the smaller will be the amount of the first monthly variable annuity payment.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS

         Variable annuity benefit payments subsequent to the first will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of subsequent payments is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the payment to be made. The number of annuity units remains constant during the annuity benefit payment period.

         The value of an annuity unit for each sub-account for any valuation period is determined by multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

         A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment. If the actual net investment performance:

              *   is exactly 3% annually, annuity payments will be level;

              *   exceeds 3% annually, annuity payments will increase; or

              *   is less than 3% annually, annuity payments will decrease.

TRANSFERS DURING THE PAY-OUT PERIOD

================================================================================
Some transfers are permitted during the pay-out period, but subject to a few more limitations than during the accumulation period.
================================================================================


         Once variable annuity benefit payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 days before the due date of the first annuity benefit payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity benefit payments will reflect changes in the value of the new annuity units. We reserve the right to limit, upon notice, the maximum number of transfers to four per contract year. Once annuity payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of the Trust portfolios. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH BENEFIT DURING THE PAY-OUT PERIOD

================================================================================
Some annuity options have a death benefit feature.
================================================================================

         If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

TEN DAY RIGHT TO REVIEW

================================================================================
You have a ten-day right to cancel your contract.
================================================================================

         You may cancel the contract by returning it to our Annuity Service Office or agent at any time within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans and any payment enhancement), computed at the end of the valuation period during which we receive the returned contract. We will recover the original amount of the payment enhancement credited; earnings attributable to the payment enhancement will not be deducted from the amount paid.

         No withdrawal charge is imposed upon return of the contract within the ten-day right to review period. The ten-day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the contract is issued as an individual retirement annuity under the Code Sections 408 or 408A, during the first 7 days of the 10 day period, we will return all purchase payments if this is greater than the amount otherwise payable.

OWNERSHIP

================================================================================
You, the "contract owner," are entitled to exercise all rights under your contract.
================================================================================

         The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract specifications page or as subsequently named. During the pay-out period, the annuitant is the contract owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

         In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Assigning a contract, or changing the ownership of a contract, may be treated as a (potentially taxable) distribution of the contract value for federal tax purposes (see "FEDERAL TAX MATTERS"). A change of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating such value as a purchase payment made on that date for purposes of computing the amount of the death benefit. This purchase payment will not be included in cumulative purchase payments and is not eligible for a payment enhancement.

         Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

         In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable Internal Revenue Service ("IRS") regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

ANNUITANT

================================================================================
The "annuitant" is either you or someone you designate.
================================================================================

         The annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The annuitant is as designated on the contract specifications page or in the application, unless changed.

         On the death of the annuitant, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant.

BENEFICIARY

================================================================================
The "beneficiary" is the person you designate to receive the death benefit if you die.
================================================================================

         The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, Treasury Department regulations may limit designations of beneficiaries.

MODIFICATION

         We may not modify your contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

COMPANY APPROVAL

         We reserve the right to accept or reject any contract application at our sole discretion.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

         We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.

FIXED ACCOUNT INVESTMENT OPTIONS (not available in Oregon)

================================================================================
The fixed account investment options are not securities.
================================================================================

         SECURITIES REGISTRATION. Due to certain exemptive and exclusionary provisions, interests in the fixed account investment options are not registered under the Securities Act of 1933, as amended, (the "1933 Act") and our general account is not registered as an investment company under the 1940 Act. Accordingly, neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act and the staff of the SEC has not reviewed the disclosures in the Prospectus relating thereto. Disclosures relating to interests in the fixed account investment options and the general account, however, may be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement.

         GUARANTEE. Pursuant to a Guarantee Agreement dated March 31, 1996, Manulife, our ultimate parent, unconditionally guarantees to us, on behalf of and for the benefit of us and owners of fixed annuity contracts we issue, that it will, on demand, make funds available to us for the timely payment of contractual claims under fixed annuity contracts issued after June 27, 1984. This Guarantee covers the fixed portion of the contracts described in this Prospectus. This Guarantee may be terminated by Manulife on notice to us. Termination will not affect Manulife's continuing liability with respect to all fixed annuity contracts issued prior to the termination of the Guarantee except if:

         * the liability to pay contractual claims under the contracts is assumed by another insurer, or

         * we are sold and the buyer's guarantee is substituted for the Manulife guarantee.


          REINSURANCE. Effective June 30, 1995, we entered into a Reinsurance Agreement with Peoples Security Life Insurance Company ("Peoples") pursuant to which Peoples reinsures certain amounts with respect to the fixed account portion of the contract described in this Prospectus issued prior to January 1, 1999. Under this Reinsurance Agreement, we remain liable for the contractual obligations of the contracts' fixed accounts and Peoples agrees to reimburse us for certain amounts and obligations in connection with the fixed accounts. Peoples contractual liability runs solely to us, and no contract owner shall have any right of action against Peoples. For contracts issued after January 1, 1999, The Manufacturers Life Insurance Company (U.S.A.) reinsures certain amounts with respect to the fixed account portion of the contract under a reinsurance agreement with substantially similar terms to the Peoples Reinsurance agreement.


================================================================================
Fixed account investment options guarantee interest of at least 3%.
================================================================================

         INVESTMENT OPTIONS. A one-year fixed account investment option is available under the contract. In addition, a DCA fixed investment account may be established under the DCA program to make automatic transfers to one or more variable investment options (see "SPECIAL TRANSFER SERVICES-DOLLAR COST AVERAGING" for details). Under the fixed account investment options, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period. The portion of the contract value in a fixed account investment option and any fixed annuity benefit payments will reflect those interest and principal guarantees. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time-to-time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period and we may not change it.

         INVESTMENT ACCOUNTS. You may allocate purchase payments, or make transfers from the variable investment options, to the one-year fixed account investment option at any time prior to the maturity date. We establish a separate investment account each time you allocate or transfer amounts to the one-year fixed account investment option. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.

         RENEWALS. At the end of a guarantee period, you may establish a new investment account with a one-year guarantee period at the then current interest rate or transfer the amounts to a variable account investment option, all without the imposition of any charge. In the case of renewals within one year of the maturity date, the only fixed account investment option available is to have interest accrued up to the maturity date at the then current interest rate for one-year guarantee periods. If you do not specify a renewal option, we will select the one-year fixed account investment option. In the case of a renewal within one year of the maturity date, we will credit interest up to the maturity date at the then current interest rate for one-year guarantee periods.

         TRANSFERS. During the accumulation period, you may transfer amounts from the fixed account investment option to the variable account investment options at the end of the guaranteed period; however, amounts may be transferred prior to the end of the guarantee period pursuant to the DCA program. Where there are multiple investment accounts within the one-year fixed account investment option, amounts must be transferred from the one-year fixed account investment option on a first-in-first-out basis.

================================================================================
Withdrawals and some transfers from fixed account investment options are permitted during the accumulation period.
================================================================================

         WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment options at any time during the accumulation period. Withdrawals from the fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply to withdrawals from the fixed account investment options:

         * We reserve the right to defer payment of amounts withdrawn from the fixed account investment options for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

         * If there are multiple investment accounts under the fixed account investment options, amounts must be withdrawn from those accounts on a first-in-first-out basis.

         If you do not specify the investment options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options. Such withdrawals will be made from the investment options beginning with the shortest guarantee period. Within such a sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first-out basis. For this purpose, the DCA fixed account investment option is considered to have a shorter guarantee period than the one-year fixed account investment option.

         Withdrawals from the contract may be subject to income tax and a 10% penalty tax. Withdrawals are permitted from contracts issued in connection with
Section 403(b) qualified plans only under limited circumstances (see "FEDERAL TAX MATTERS" below).

         LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as set forth under "LOANS" above.

         FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING THE ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" above). The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate table in the contract. If the table we are then using is more favorable to you, we will substitute that table. We guarantee the dollar amount of fixed annuity payments.

                             CHARGES AND DEDUCTIONS

         Charges and deductions under the contracts are assessed against purchase payments, contract values or annuity payments. Currently, there are no deductions made from purchase payments, except for premium taxes in certain states. In addition, there are deductions from and expenses paid out of the assets of the Trust portfolios that are described in the accompanying Prospectus of the Trust.

WITHDRAWAL CHARGES

================================================================================
A charge of up to 8 1/2% is deducted from some withdrawals.
================================================================================

         If you make a withdrawal from your contract during the accumulation period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than ten complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other free withdrawal amounts described below or purchase payments that have been in the contract more than ten complete contract years. In no event may the total withdrawal charges exceed 8.5% of the amount invested. The amount of the withdrawal charge and when it is assessed are discussed below:

         Each withdrawal from the contract is allocated first to the "FREE WITHDRAWAL AMOUNT" and second to "UNLIQUIDATED purchase payments." The free withdrawal amount for any contract year is the greater of

     * the excess of the contract value on the date of withdrawal over the unliquidated purchase payments (i.e., the accumulated earnings on the contract), or

     *   the excess of (i) over (ii), where

     *   (i) is 10% of total purchase payments and

     *   (ii) is all prior partial withdrawals in that contract year.

Withdrawals of up to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge. The free withdrawal amount will be applied first, to withdrawals from variable account investment options and then to withdrawals from the one-year fixed account investment option.

         If the amount of a withdrawal exceeds the free withdrawal amount, the excess will be allocated to purchase payments which will be "liquidated" on a first-in first-out basis. On any withdrawal request, we will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order the purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc., until all purchase payments have been liquidated.

         Each purchase payment (or portion thereof) liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.


             NUMBER OF COMPLETE YEARS
             PURCHASE PAYMENT IN CONTRACT        WITHDRAWAL CHARGE PERCENTAGE

                          0                                8.5%
                          1                                8.5%
                          2                                8.0%
                          3                                7.0%
                          4                                6.0%
                          5                                5.0%
                          6                                4.0%
                          7                                3.0%
                          8                                2.0%
                          9+                               0.0%

         The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

         The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account minus any applicable withdrawal charge.

         There is generally no withdrawal charge on distributions made as a result of the death of the contract owner or, if applicable, the annuitant. In addition, no withdrawal charges are imposed on annuity benefit payments.

         The amount collected from the withdrawal charge will be used to reimburse us for the compensation we pay to broker-dealers for selling the contracts, preparation of sales literature and other sales-related expenses.

         For examples of calculation of the withdrawal charge, see APPENDIX A.

REDUCTION OR ELIMINATION OF WITHDRAWAL CHARGES

         The amount of the withdrawal charge on a contract may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in such a manner that results in savings of sales expenses. We will determine entitlement to such a reduction in the withdrawal charge in the following manner:

         * The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

         * The total amount of purchase payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger purchase payments than on smaller ones.

         * Any prior or existing relationship with us will be considered. Per-contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

         * The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the contracts, thereby reducing our sales expenses.

         * There may be other circumstances of which we are not presently aware, which could result in reduced sales expenses.

         If, after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, we will provide a reduction in the withdrawal charge. The withdrawal charge will be eliminated when a contract is issued to officers, directors or employees (or a relative thereof), of us or of Manulife, the Trust or any of their affiliates. In no event will reduction or elimination of the withdrawal charge be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.

ADMINISTRATION FEES

         Two fees may be deducted under a contract to compensate us for our costs of providing all administrative services attributable to the contracts and the operations of the Variable Account:

         Normally, we will deduct an administration fee of $40 each year. However, if during the accumulation period the contract value is equal to or greater than $100,000 at the time of the fee's assessment, we will waive the fee. During the accumulation period, this administration fee is deducted on the last day of each contract year. It is withdrawn from each investment option in the same proportion that the value of that investment option bears to the contract value. If the entire contract is withdrawn on other than the last day of any contract year, the $40 administration fee will be deducted from the amount paid. During the pay-out period, the fee is deducted on a pro-rata basis from each annuity payment.

================================================================================
We deduct asset-based charges totaling 1.55% on an annual basis for administration, and mortality and expense risks.
================================================================================

         A daily fee in an amount equal to 0.30% of the value of each variable investment account on an annual basis is deducted from each sub-account as an administration fee. This asset-based administration fee will not be deducted from the fixed account investment options.

Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees.

MORTALITY AND EXPENSE RISK CHARGE

         The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit. The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

         To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. The rate of the mortality and expense risk charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. The mortality and expense risk charge is not assessed against the fixed account investment option.

TAXES

================================================================================
We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.
================================================================================

         We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity payments. Such taxes may include premium taxes or other taxes levied by any government entity which the we determine to have resulted from our:

         *   establishment or maintenance of the Variable Account,

         *   receipt of purchase payments,

         *   issuance of the contacts, or

         * commencement or continuance of annuity payments under the contracts.

In addition, we will withhold taxes to the extent required by applicable law.

         Except for residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted from the contract value used to provide for fixed or variable annuity payments. For residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted upon payment of any withdrawal benefits, upon any annuitization, or payment of death benefits. The amount deducted will depend on the premium tax assessed in the applicable state. State premium taxes currently range from 0% to 3.5% depending on the jurisdiction and the tax status of the contract and are subject to change by the legislature or other authority. See APPENDIX B for a table of State Premium Taxes.

                               FEDERAL TAX MATTERS

INTRODUCTION

         The following discussion of the federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. You should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

         This discussion does not address state or local tax consequences associated with the purchase of a contract. In addition, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT. OUR TAX STATUS

         We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account. We do not anticipate that we will taxed on the income and gains of the Variable Account, but if we are, then we may impose a corresponding charge against the Variable Account in order to make provision for that liability.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL DURING ACCUMULATION PERIOD

================================================================================
Gains inside the contract are usually tax-deferred until you make a withdrawal, start receiving annuity benefit payments, or receive a death benefit payment.
================================================================================

         Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

         * the contract must be owned by an individual (or treated as owned by an individual),

         * the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department regulations,

         * we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

         * the contract must provide for appropriate amortization, through annuity payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not occur near the end of the annuitants life expectancy.

         NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

         Exceptions to the general rule for non-natural contract owners will also apply with respect to:

         * contracts acquired by an estate of a decedent by reason of the death of the decedent,

         *    certain qualified contracts,

         * certain contracts purchased by employers upon the termination of certain qualified plans,

         * certain contracts used in connection with structured settlement agreements, and

         * contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

         LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, recent changes in the tax law may result in otherwise deductible interest no longer being deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect contracts where the income on such contracts is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.

         DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department Regulations. The Secretary of the Treasury has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.

         Although we do not control the investments of the Trust, we expect that the Trust will comply with such regulations so that the Variable Account will be considered "adequately diversified."

         OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

         The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent the contract owners from being considered the owners of the assets of the Variable Account.

         DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, e.g., past age 85, it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

         The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

         In the case of a partial withdrawal, amounts received are includible in income to the extent the contract value before the withdrawal exceeds the "investment in the contract." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the "investment in the contract." For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified plans) less any amounts previously received from the contract which were not included in income. In this regard, the payment enhancements provided under a contract are not treated as purchase payments and thus do not increase the investment in the contract.

         Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the "contract value" and the "investment in the contract" at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

         The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. As described elsewhere in this Prospectus, we impose certain charges with respect to the death benefit. It is possible that those charges (or some portion thereof) could be treated for Federal income tax purposes as a partial withdrawal from the contract.

         There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

TAXATION OF ANNUITY BENEFIT PAYMENTS

================================================================================
A portion of each annuity payment is usually taxable as ordinary income.
================================================================================

         Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "exclusion amount." In the case of variable annuity payments, the exclusion amount is the "investment in the contract" (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

     * (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and

     * (b) is the total expected value of fixed annuity payments for the term of the contract (determined under Treasury Department regulations).

A simplified method of determining the taxable portion of annuity payments applies to contracts issued in connection with certain qualified plans other than IRAs.

         Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

         Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

         * if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or

         * if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above.

During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

         * if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

         * if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity payments thereafter are fully includible in income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

================================================================================
Withdrawals prior to age 59 1/2 may incur a 10% penalty tax.
================================================================================

         There is a 10% penalty tax on the taxable amount of any payment from a non-qualified contract unless the payment is:

         *    received on or after the contract owner reaches age 59 1/2;

         * attributable to the contract owner's becoming disabled (as defined in the tax law);

         * made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

         * made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the annuitant or for the joint lives (or joint life expectancies) of the annuitant and designated beneficiary (as defined in the tax law);

         * made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

         * made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

         In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above.

QUALIFIED RETIREMENT PLANS

================================================================================
Special tax provisions apply to qualified plans.
================================================================================

The contracts are also designed for use in connection with certain types of retirement plans which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract (and a discussion of possible consequences of certain features of the contracts under those types of qualified plans) are contained in APPENDIX F to this Prospectus. In particular, as noted in Appendix E, the purchaser should consider the effects of the death benefit and the payment enhancement on the income tax treatment of certain types of qualified plans.

================================================================================
Consult your tax advisor and plan fiduciary prior to taking a loan.
================================================================================

         The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans. If you are considering the purchase of a contract in connection with a qualified plan, you should consider, in evaluating the suitability of the contract, that the contract requires a minimum initial purchase payment of $10,000. If this contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under federal tax laws.

         In addition, special rules apply to the time at which distributions must commence and the form in which the distributions must be paid. For example, failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than ROTH IRAs), distributions of minimum amounts (as specified in the tax law) must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. In the case of certain other qualified plans, distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires.

         There is also a 10% penalty tax on the taxable amount of any payment from certain qualified contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a payment:

         *    received on or after the contract owner reaches age 59 1/2,

         * received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

         * made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

         When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS

         If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, any "eligible rollover distribution" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, and (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments."

         Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person receiving the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

FEDERAL INCOME TAX WITHHOLDING

================================================================================
We may be required to withhold amounts from some payments for federal income tax payments.
================================================================================

         We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

                                 GENERAL MATTERS

TAX DEFERRAL

         The status of the contract as an annuity generally allows all earnings on the underlying investments to be tax-deferred until withdrawn or until annuity payments begin (see "FEDERAL TAX MATTERS"). This tax deferred treatment may be beneficial to contract owners in building assets in a long-term investment program.

PERFORMANCE DATA

================================================================================
We may advertise our investment performance.
================================================================================

         Each of the sub-accounts may quote total return figures in its advertising and sales materials. PAST PERFORMANCE FIGURES ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE OF ANY SUB-ACCOUNT. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures. Standardized figures will include average annual total return figures for one, five and ten years, or from the inception date of the relevant sub-account of the Variable Account (if that period since inception is shorter than one of those periods). Non-standardized total return figures may be quoted including figures that do not assume redemption at the end of the time period . Non-standardized figures also include total return numbers from the inception date of the portfolio or ten years, whichever period is shorter. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period.

         Average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of that purchase payment on the last day of the period for which such return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated. For total return figures quoted for periods prior to the commencement of the offering of the contract, standardized performance data will be the historical performance of the Trust portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts that we offer, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor Manulife Series Fund portfolio), adjusted to reflect current contract charges.

ASSET ALLOCATION AND TIMING SERVICES

         We are aware that certain third parties are offering asset allocation and timing services in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such asset allocation and timing services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service. WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

          Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:

          * termination of employment in the Texas public institutions of higher education,

          *   retirement,

          *   death, or

          *   the participant's attainment of age 70 1/2.

Accordingly, before any amounts may be distributed from the contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the contract value to another contract or another qualified custodian during the period of participation in the ORP. Loans are not available under contracts subject to the ORP.

DISTRIBUTION OF CONTRACTS

================================================================================
We pay brokers to sell the Contracts.
================================================================================

         MSS is a Delaware limited liability company that we control, is the principal underwriter of the contracts. MSS also is the investment adviser to the Trust. MSS is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the National Association of Securities Dealers, Inc. (the "NASD") and is located at 73 Tremont Street, Boston, Massachusetts 02108. MSS has entered into a non-exclusive promotional agent agreement with Wood Logan Associates, Inc. ("Wood Logan"). Wood Logan is a broker-dealer registered under the 1934 Act and a member of the NASD. Wood Logan is a wholly owned subsidiary of a holding company that is 62.5% owned by The Manufacturers Life Insurance Company (U.S.A.), 22.5% owned by MRL Holding, LLC and approximately 15% owned by the principals of Wood Logan. Sales of the contracts will be made by registered representatives of broker-dealers authorized by MSS to sell the contracts. Those registered representatives will also be our licensed insurance agents. Under the promotional agent agreement, Wood Logan will recruit and provide sales training and licensing assistance to those registered representatives. In addition, Wood Logan will prepare sales and promotional materials for our approval. MSS will pay distribution compensation to selling brokers in varying amounts which under normal circumstances are not expected to exceed 1.25% of purchase payments plus 1% of the contract value per year commencing one year after each purchase payment. MSS may from time to time pay additional compensation pursuant to promotional contests. Additionally, in some circumstances, MSS will provide reimbursement of certain sales and marketing expenses. MSS will pay the promotional agent for providing marketing support for the distribution of the contracts.

CONTRACT OWNER INQUIRIES

         Your inquiries should be directed to our Annuity Service Office at P.O. Box 9230, Boston, Massachusetts 02205-9230.

CONFIRMATION STATEMENTS

         You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Company's Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS

         There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor MSS are involved in any litigation that is of material importance to either, or that relates to the Variable Account.

YEAR 2000 ISSUES

         Like other business organizations and individuals, we would be adversely affected if our computer systems and those of our service providers do not properly process and calculate date-related information and data from and after January 1, 2000. We are completing an assessment of the Year 2000 impact on our systems and business processes. We believe that we will complete our Year 2000 project for all critical systems and processes by September 30, 1998, prior to any anticipated impact on the critical systems and processes.

         The date on which we believe we will complete our Year 2000 project is based on our best estimates, based on numerous assumptions of future events. However, there can be no guarantee that our estimates will be achieved and actual results could differ materially from those anticipated. Specific factors that might cause such material differences include, but are not limited to, the availability and cost of personnel trained in this area, the ability to locate and correct all relevant computer code, and other similar uncertainties.

                                   APPENDIX A

                  EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE

EXAMPLE 1 - Assume:

*     a single payment of $50,000 is made,
*     a 3% payment enhancement of $1,500 is credited to contract value,
*     no additional payments are made and
*     there are no partial withdrawals.

The table below illustrates five examples of the withdrawal charges that would be imposed if the contract is completely withdrawn. All contract values are hypothetical.


                 HYPOTHETICAL            FREE                           WITHDRAWAL CHARGE
                  CONTRACT            WITHDRAWAL        PAYMENTS       -------------------
CONTRACT YEAR       VALUE               AMOUNT         LIQUIDATED      PERCENT      AMOUNT
------------------------------------------------------------------------------------------
      2            $55,000           $ 5,000(a)         $50,000         8.50%      $4,250
      4            $50,500           $ 5,000(b)         $45,500         7.00%      $3,185
      6            $60,000           $10,000(c)         $50,000         5.00%      $2,500
      8            $80,000           $30,000(d)         $50,000         3.00%      $1,500
     10            $70,000           $20,000(e)         $50,000         0.00%      $    0


(a)  During any contract year the free withdrawal amount is the greater of:

*    the contract value minus unliquidated payments (accumulated earnings), or
* 10% of total payments made under the contract minus any partial withdrawals in that contract year.

In the second contract year the earnings under the contract are $5,000 ($55,000
- $50,000 = $5,000), and 10% of payments is equal to $5,000 (0.10 x $50,000 =
$5,000). Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against that liquidated payment.

(b) In the example for the fourth contract year, there were no earnings in the contract. The free withdrawal amount therefore is equal to 10% of payments (0.10 x $50,000 = $5,000) and the withdrawal charge is only applied to payments liquidated.

(c) In the example for the sixth contract year, the accumulated earnings of $10,000 is greater than 10% of payments ($5,000). The free withdrawal amount therefore is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the payments liquidated.

(d) In the example for the eighth contract year, the accumulated earnings of $30,000 is greater than 10% of payments ($5,000). The free withdrawal amount therefore is equal to the accumulated earnings of $30,000 and the withdrawal charge is applied to the payments liquidated.

(e) There is no withdrawal charge on any payments that have been in the contract for at least 10 years.

EXAMPLE 2 - Assume:

     *   a single payment of $50,000 is made,
     *   a 3% payment enhancement of $1,500 is credited to contract value,
     *   no transfers are made,
     *   no additional payments are made and
     * there are a series of four partial withdrawals made during the third contract year of $2,000, $5,000, $7,000 and $8,000.


   HYPOTHETICAL          PARTIAL             FREE                         WITHDRAWAL CHARGE
     CONTRACT           WITHDRAWAL        WITHDRAWAL      PAYMENTS       -------------------
      VALUE              REQUESTED           AMOUNT      LIQUIDATED      PERCENT      AMOUNT
--------------------------------------------------------------------------------------------
    $65,000               $2,000          $15,000(a)       $    0         8.00%        $  0
    $49,000               $5,000          $ 3,000(b)       $2,000         8.00%        $160
    $52,000               $7,000          $ 4,000(c)       $3,000         8.00%        $240
    $44,000               $8,000          $     0(d)       $8,000         8.00%        $640

(a)  The free withdrawal amount during any contract year is the greater of

*    the contract value minus unliquidated payments (accumulated earnings), or
*    10% of payments minus 100% of all prior withdrawals in that contract year.

For the first example, accumulated earnings of $15,000 ($65,000 - $50,000 = $15,000) is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000 - $0). The amount requested ($2,000) is less than the free withdrawal amount. Therefore, payments are not liquidated and no withdrawal charge applies.

(b) The contract has negative accumulated earnings ($49,000 - $50,000 [less than] 0), so the free withdrawal amount is limited to 10% of payments minus 100% of all prior withdrawals during the contract year. Because $2,000 has already been withdrawn in the current contract year, the remaining free withdrawal during the third contract year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and will result in payments being liquidated. The remaining unliquidated payments after the $5,000 partial withdrawal are $48,000 ($50,000 - $2,000 = $48,000).

(c) The contract has increased in value to $52,000. The unliquidated payments are $48,000 which results in $4,000 of accumulated earnings ($52,000 - $48,000 = $4,000) which is greater than 10% of payments minus prior withdrawals this contract year ($5,000 - $2,000 - $5,000 [less than] 0). Hence the free withdrawal amount is $4,000, leaving $3,000 of the $7,000 partial withdrawal subject to a withdrawal charge. The unliquidated payments are reduced by $3,000 to $45,000.

(d) The free withdrawal amount is zero since the contract has negative accumulated earnings ($44,000 - $45,0000 [less than] 0) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next contract year the full 10% of payments would be available for withdrawal requests during that contract year.

                                   APPENDIX B

                               STATE PREMIUM TAXES

Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax adviser should be consulted.


                                                                       TAX RATE
                                                            -------------------------------
                                                            QUALIFIED         NON-QUALIFIED
STATE                                                       CONTRACTS           CONTRACTS
-----                                                       ---------         -------------
CALIFORNIA...........................................          .50%               2.35%
DISTRICT OF COLUMBIA.................................         2.25%               2.25%
KENTUCKY.............................................         2.00%               2.00%
MAINE................................................          .00%               2.00%
NEVADA...............................................          .00%               3.50%
PUERTO RICO..........................................         1.00%               1.00%
SOUTH DAKOTA*........................................          .00%               1.25%
WEST VIRGINIA........................................         1.00%               1.00%
WYOMING..............................................          .00%               1.00%


* Premium tax paid upon receipt of premium (no tax at annuitization if tax paid on premium.)

                                   APPENDIX C

                        PENNSYLVANIA MAXIMUM MATURITY AGE

For all contracts issued in Pennsylvania the maximum maturity age based upon the issue age of the annuitant is as follows:


     ISSUE AGE                                     MAXIMUM MATURITY AGE
     ---------                                     --------------------

     70 or less                                             85
     71-75                                                  86
     76-80                                                  88
     81-85                                                  90
     86-90                                                  93
     91-93                                                  96
     94-95                                                  98
     96-97                                                  99
     98-99                                                 101
     100-101                                               102
     102                                                   103
     103                                                   104
     104                                                   105
     105                                                   106


      The annuitant must exercise a settlement annuity option no later than the maximum maturity age stated above. For example, an annuitant who is age 60 at issue must exercise a settlement option prior to age 86. We will use the issue age of the youngest annuitant in the determination of the required settlement option date.

      If contracts are issued with annuitants over age 80, a withdrawal charge could be imposed if they terminate the contract rather than elect a settlement option upon attainment of the maximum maturity age. This is a result of the Pennsylvania restrictions in combination with the contract's 9-year withdrawal charge schedule.

                                   APPENDIX D

                  EXAMPLES OF PAYMENT ENHANCEMENT CALCULATIONS


The payment enhancement is determined based on the cumulative amount of your payments. The payment enhancements, as a percentage of payments, are shown in the table below.


          Cumulative Payments                        Payment Enhancement
          $10,000 to $499,999                                3.0%
         $500,000 to $2,499,999                              4.0%
          $2,500,000 and above                               5.0%

Payment enhancements are payable as a percentage of the payment being made. The two examples below demonstrate how the payment enhancement is calculated:

EXAMPLE 1 - Assume an initial payment of $400,000 and a subsequent payment of $200,000. Payment enhancements would be determined as follows*:

* A payment enhancement of $12,000 (3% x $400,000) would be allocated among the investment options in proportion to the allocation of the $400,000 initial payment.

* A payment enhancement of $8,000 (4% x $200,000) would be allocated among the investment options in proportion to the allocation of the $200,000 subsequent payment.


EXAMPLE 2 - Assume an initial payment of $200,000 and a subsequent payment of $400,000. payment enhancements would be determined as follows*:

* A payment enhancement of $6,000 (3% x $200,000) would be allocated among the investment options in proportion to the allocation of the $200,000 initial payment.

* A payment enhancement of $16,000 (4% x $400,000) would be allocated among the investment options in proportion to the allocation of the $400,000 subsequent payment.

* Unless we receive a Letter of Intent from you representing that additional purchase payments will be received within 13 months of the issue date of the contract. If we receive a Letter of Intent, the payment enhancement will be determined using the percentage associated with the total amount of purchase payments indicated in the Letter of Intent (see "payment enhancements").

                                   APPENDIX E

                              QUALIFIED PLAN TYPES


INDIVIDUAL RETIREMENT ANNUITIES

         Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however be used in connection with an "Education IRA" under Section 530 of the Code.

         IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the contract's death benefit could be viewed as providing life insurance coverage with the result that the contract would not be viewed as satisfying the requirements of an IRA.

SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS)

         Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the treatment of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SEP-IRAs). Employers intending to use the contract in connection with such plans should seek competent advice.

SIMPLE IRAs

         Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SIMPLE IRAs). Employers intending to use the contract in connection with such plans should seek competent advice.

ROTH IRAS

         Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

         Among the differences is that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made.
Second, the distribution must be:

         *   made after the owner attains age 591/2;
         *   made after the owner's death;
         *   attributable to the owner being disabled; or
         *   a qualified first-time homebuyer distribution within the meaning of
             Section 72(t)(2)(F) of the Code.

         In addition, distributions from Roth IRAs need not commence when the owner attains age 70 1/2. A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans.

         As described above (see Individual Retirement Annuities), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which include Roth IRAs). Furthermore, the state tax treatment of a Roth IRA may differ from the federal income tax treatment of a Roth IRA. If you intend to use the contract in connection with a Roth IRA, you should seek competent tax advice.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS

         Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that such death benefit could be characterized as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. In addition, corporate and self-employed pension and profit sharing plans are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the contract is suitable for purchase in connection with such a plan, the effect of the Payment Enhancement on the plan's compliance with the applicable nondiscrimination requirements should be considered. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Code. Employers intending to use the contract in connection with such plans should seek competent advice.

TAX-SHELTERED ANNUITIES

         Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities". Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that such a death benefit could be characterized as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract as part of his or her tax-sheltered annuity plan.

         Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

         * contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,
         *    earnings on those contributions, and
         * earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

         Tax-sheltered annuity plans are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the contract is suitable for purchase in connection with a tax-sheltered annuity plan, the effect of the payment enhancement on the plan's compliance with the applicable nondiscrimination requirements should be considered. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Code. Employers intending to use the contract in connection with such plans should seek competent advice.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

         Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the contract in connection with such a plan should seek competent advice.

                                         APPENDIX F

                             TABLE OF ACCUMULATION VALUES+

SUB-ACCOUNT                         UNIT VALUE AT      UNIT VALUE AT        NUMBER OF UNITS
                                    START OF YEAR*     END OF YEAR           AT END OF YEAR
--------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets
1997                                  $12.50000           7.956465              24331.413
1998                                  $7.956465
--------------------------------------------------------------------------------------------
Science & Technology
1997                                  $12.50000          10.98338              156835.597
1998                                  $10.98338
--------------------------------------------------------------------------------------------
International Small Cap
1997                                  $12.50000          11.84196               71206.249
1998                                  $11.84196
--------------------------------------------------------------------------------------------
Aggressive Growth (PB Growth)
1997                                  $12.50000          11.595531              66641.217
1998                                  $11.595531
--------------------------------------------------------------------------------------------
Emerging Small Company
1997                                  $12.50000          13.088401              88228.592
1998                                  $13.088401
--------------------------------------------------------------------------------------------
Mid Cap Growth (Small/Mid)
1997                                  $12.50000          12.153015             185064.437
1998                                  $12.153015
--------------------------------------------------------------------------------------------
Overseas
1997                                  $12.50000          11.688584              97919.266
1998                                  $11.688584
--------------------------------------------------------------------------------------------
International Stock
1997                                  $12.50000          11.346605              78202.593
1998                                  $11.346605
--------------------------------------------------------------------------------------------
Global Equity
1997                                  $12.50000          12.616506             195153.440
1998                                  $12.616506
--------------------------------------------------------------------------------------------
Growth
1997                                  $12.50000          12.257373             208996.758
1998                                  $12.257373
--------------------------------------------------------------------------------------------
Large Cap Growth (Aggressive)
1997                                  $12.50000          12.605559              19303.997
1998                                  $12.605559
--------------------------------------------------------------------------------------------
Quantitative Equity
1997                                  $12.50000          12.572103              66662.192
1998                                  $12.572103
--------------------------------------------------------------------------------------------
Blue Chip Growth
1997                                  $12.50000          12.831858             373367.759
1998                                  $12.831858
--------------------------------------------------------------------------------------------
Real Estate Securities
1997                                  $12.50000          13.563334              59872.571
1998                                  $13.563334
--------------------------------------------------------------------------------------------
Value
1997                                  $12.50000          12.435876             298712.666
1998                                  $12.435876
--------------------------------------------------------------------------------------------
Growth & Income
1997                                  $12.50000          12.692204             778391.503
1998                                  $12.692204
--------------------------------------------------------------------------------------------
Equity Income
1997                                  $12.50000          13.251413             411414.749
1998                                  $13.251413
--------------------------------------------------------------------------------------------
Income & Value (Moderate)
1997                                  $12.50000          12.705736             155469.589
1998                                  $12.705736
--------------------------------------------------------------------------------------------


SUB-ACCOUNT                         UNIT VALUE AT      UNIT VALUE AT        NUMBER OF UNITS
                                    START OF YEAR*     END OF YEAR           AT END OF YEAR
--------------------------------------------------------------------------------------------
Balanced
1997                                  $12.50000          12.798613             155469.589
1998                                  $12.798613
--------------------------------------------------------------------------------------------
High Yield
1997                                  $12.50000          12.864277             205432.892
1998                                  $12.864277
--------------------------------------------------------------------------------------------
Strategic Bond
1997                                  $12.50000          12.793187             201747.245
1998                                  $12.793187
--------------------------------------------------------------------------------------------
Global Bond (Global Gov't)
1997                                  $12.50000          12.850434              45990.746
1998                                  $12.850434
--------------------------------------------------------------------------------------------
Investment Quality Bond
1997                                  $12.50000          12.932971              75627.863
1998                                  $12.932971
--------------------------------------------------------------------------------------------
Diversified Bond (Conservative)
1997                                  $12.50000          12.768031              25278.234
1998                                  $12.768031
--------------------------------------------------------------------------------------------
U.S. Government Securities
1997                                  $12.50000          12.898929              49384.296
1998                                  $12.898929
--------------------------------------------------------------------------------------------
Money Market
1997                                  $12.50000          12.682927             431878.733
1998                                  $12.682927
--------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000
1997                                  $12.50000          12.184094              54685.065
1998                                  $12.184094
--------------------------------------------------------------------------------------------
Lifestyle Growth 820
1997                                  $12.50000          12.418021             722945.165
1998                                  $12.418021
--------------------------------------------------------------------------------------------
Lifestyle Balanced 640
1997                                  $12.50000          12.545543             819161.076
1998                                  $12.545543
--------------------------------------------------------------------------------------------
Lifestyle Moderate 460
1997                                  $12.50000          12.686656             107584.170
1998                                  $12.686656
--------------------------------------------------------------------------------------------
Lifestyle Conservative 280
1997                                  $12.50000          12.839861              47679.118
1998                                  $12.839861
--------------------------------------------------------------------------------------------
Merrill Lynch Special Value Focus
1998
--------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus
1998
--------------------------------------------------------------------------------------------
Merrill Lynch Developing Capital
Markets Focus
1998
--------------------------------------------------------------------------------------------

* Units under the series of contracts were first credited under the sub-account on August 4, 1997, except in the following instances:
* Small Company Value Trust where units were first credited under the sub-accounts on October 1, 1997.
* Merrill Lynch Special Value Focus Fund, Merrill Lynch Basic Value Focus Fund and Merrill Lynch Developing Capital Markets Focus Fund where units were first credited on ______, 1998.

                                   APPENDIX G

                                  SPECIAL TERMS


The following terms as used in this Prospectus have the indicated meanings:

         ACCUMULATION UNIT - A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

         ACCUMULATION AND PAY-OUT PERIODS - The accumulation period is the time (prior to the maturity date) when you make payments to us. The Pay-out period is the time (beginning on the maturity date) when we make payments to you.

         ANNUITANT - Any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The "annuitant" and "co-annuitant" will be referred to collectively as "annuitant." The "annuitant" is as designated on the contract specification page or in the application, unless changed.

         ANNUITY OPTION - The method you select (or as specified in the contract if no selection is made) for annuity benefit payments [from us to the annuitant].

         ANNUITY SERVICE OFFICE - The address of our Annuity Service Office is:
P.O. Box 9230, Boston, Massachusetts 02205-9230.

         ANNUITY UNIT - A unit of measure that is used after the maturity date to calculate variable annuity payments.

         BENEFICIARY - The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the application, unless changed. If there is a surviving contract owner, that person will be deemed the beneficiary.

         CONTINGENT BENEFICIARY - The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

         CONTRACT ANNIVERSARY - The anniversary of the contract date.

         CONTRACT DATE - The date of issue of the contract.

         CONTRACT VALUE - The total of the investment account values and, if applicable, any amount in the loan account attributable to the contract.

         CONTRACT YEAR - The period of twelve consecutive months beginning on the contract date or any anniversary thereof.

         DUE PROOF OF DEATH - Due Proof of Death is required upon the death of the contract owner or annuitant, as applicable. One of the following must be received at our Annuity Service Office within one year of the date of death:

             (a)   A certified copy of a death certificate;
             (b) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
             (c)   Any other proof satisfactory to us.

Death Benefits will be paid within 7 days of receipt of due proof of death and all required claim forms by our Annuity Service Office.

         FIXED ANNUITY - An annuity option with payments which are predetermined and guaranteed as to dollar amount.

         GENERAL ACCOUNT - All our assets other than assets in separate accounts.

         INVESTMENT ACCOUNT - An account we establish which represents your interest in an investment option during the Accumulation Period.

         INVESTMENT ACCOUNT VALUE - The value of your allocation to an investment account.

         INVESTMENT OPTIONS - The investment choices available to contract owners. Currently, there are forty-one variable account investment options and two fixed investment options under the contract.

         LOAN ACCOUNT - The portion of the general account that is used for collateral when a loan is taken.

         MATURITY DATE - The date on which the pay-out period commences. The maturity date is the date specified on the contract specifications page and is generally the first day of the month following the later of the annuitant's 85th birthday or the tenth contract anniversary, unless changed.

         NET PURCHASE PAYMENT - The purchase payment less the amount of premium tax, if any, plus any applicable Payment Enhancement.

         NON-QUALIFIED CONTRACTS - Contracts which are not issued under qualified plans.

         OWNER OR CONTRACT OWNER - The person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified in the application, unless changed.

         PAYMENT ENHANCEMENT - The amount in addition to your payment that we add to your contract at the time you make a purchase payment.

         PORTFOLIO OR TRUST PORTFOLIO - A separate investment portfolio of the Trust, a mutual fund in which the Variable Account invests, or of any successor mutual fund.

         PURCHASE PAYMENT - An amount you pay to us as consideration for the benefits provided by the contract.

         QUALIFIED CONTRACTS - Contracts issued under qualified plans.

         QUALIFIED PLANS - Retirement plans which receive favorable tax treatment under Section 401, 403, 408, 408A or 457 of the Internal Revenue Code of 1986, as amended.

         SEPARATE ACCOUNT - A segregated account that we establish that is not commingled with our general assets and obligations.

         SUB-ACCOUNT(S) - One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different Trust portfolio.

         VALUATION DATE - Any date on which the New York Stock Exchange is open for business and the net asset value of a Trust portfolio is determined.

         VALUATION PERIOD - Any period from one valuation date to the next, measured from the time on each such date that the net asset value of each portfolio is determined.

         VARIABLE ACCOUNT - One of our separate accounts that is used to fund the contracts.

         VARIABLE ANNUITY - An annuity option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified sub-accounts.

                                     PART B



                           INFORMATION REQUIRED IN A

                      STATEMENT OF ADDITIONAL INFORMATION

_______________________________________________________________________________


                       STATEMENT OF ADDITIONAL INFORMATION
                      MANUFACTURERS LIFE INSURANCE COMPANY
                                OF NORTH AMERICA
                               SEPARATE ACCOUNT A

_______________________________________________________________________________

                                       of


                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                                OF NORTH AMERICA


                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                            VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING









         This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing The Manufacturers Life Insurance Company of North America at the mailing address of the Annuity Service Office, P.O. Box 9230, Boston, Massachusetts 02205-9230 or telephoning (800) 344-1029.

      The date of this Statement of Additional Information is May 1, 1999.


           The Manufacturers Life Insurance Company of North America
                             116 Huntington Avenue
                          Boston, Massachusetts 02116
                                 (617) 266-6004
                              (618)(800) 344-1029



_______________________________________________________________________________

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


General Information and History.....................................        3

Performance Data....................................................        3

Services

       Independent Auditors.........................................        9

       Servicing Agent..............................................       10

       Principal Underwriter........................................       10

Voting Interest.....................................................       10

Cancellation of Contracts...........................................       11

Financial Statements................................................       12

                        GENERAL INFORMATION AND HISTORY


         The Manufacturers Life Insurance Company of North America Separate Account A (the "VARIABLE ACCOUNT") is a separate investment account of The Manufacturers Life Insurance Company of North America ("WE" or "US"). We are a stock life insurance company organized under the laws of Delaware in 1979. Our principal office is located at 116 Huntington Avenue, Boston, Massachusetts 02116. Our ultimate parent is The Manufacturers Life Insurance Company ("Manulife"), a Canadian mutual life insurance company based in Toronto, Canada. Prior to January 1, 1996, we were a wholly owned subsidiary of North American Life Assurance Company ("NAL"), a Canadian mutual life insurance company. On January 1, 1996 NAL and Manulife merged with the combined company retaining the Manulife name.

         On January 20, 1998, the Board of Directors of Manulife asked the management of Manulife to prepare a plan for conversion of Manulife from a mutual life insurance company to an investor-owned, publicly-traded stock company. Any demutualization plan for Manulife is subject to the approval of the Manulife Board of Directors and Policyholders as well as regulatory approval.

                                PERFORMANCE DATA

         Each of the sub-accounts may in its advertising and sales materials quote total return figures. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures, although standardized figures will always accompany non-standardized figures. Non-standardized total return figures may be quoted assuming both:

         *  redemption at the end of the time period, and
         *  not assuming redemption at the end of the time period.

Standardized figures include total return figures from:

         * the inception date of the sub-account of the Variable Account which invests in the portfolio, or
         *  ten years, whichever period is shorter.

Non-standardized figures include total return numbers from:

         *  inception date of the portfolio, or
         *  ten years, whichever period is shorter.

         Such figures will always include the average annual total return for recent one year and, when applicable, five and ten year periods, and where less than ten years, the inception date of the sub-account, in the case of standardized returns, and the inception date of the portfolio, in the case of non-standardized returns. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period. The average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated.

         In calculating standardized return figures, all recurring charges (all asset charges (mortality and expense risk fees and administrative fees)) are reflected, and the asset charges are reflected in changes in unit values. Standardized total return figures will be quoted assuming redemption at the end of the period. Non-standardized total return figures reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns. Non-standardized total return figures not reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns except that the calculations assume no redemption at the end of the period and does not reflect deduction of the annual contract fee. We believe such non-standardized figures not reflecting redemptions at the end of the time period are useful to contract owners who wish to assess the performance of an ongoing contract of the size that is meaningful to the individual contract owner.

         For total return figures quoted for periods prior to the commencement of the offering of this contract, August 4, 1997, standardized performance data will be the historical performance of the Trust portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts offered by us, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc.

                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                       CALCULATED AS OF DECEMBER 31, 1998



                                                                            SINCE INCEPTION
                                                                              OR 10 YEARS,            INCEPTION
TRUST PORTFOLIO                          1 YEAR             5 YEAR        WHICHEVER IS SHORTER          DATE*
----------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets            -13.28%              N/A                -24.65%                01/01/97
----------------------------------------------------------------------------------------------------------------
Science & Technology                     32.54%              N/A                 20.54%                01/01/97
----------------------------------------------------------------------------------------------------------------
International Small Cap                   1.56%              N/A                  3.29%                03/04/96
----------------------------------------------------------------------------------------------------------------
Aggressive Growth                        -5.24%              N/A                 -3.44%                01/01/97
----------------------------------------------------------------------------------------------------------------
Emerging Small Company                   -9.07%              N/A                  2.99%                01/01/97
----------------------------------------------------------------------------------------------------------------
Mid Cap Growth                           17.74%              N/A                 13.53%                03/04/96
----------------------------------------------------------------------------------------------------------------
Overseas                                 -1.97%              N/A                  3.54%                01/09/95
----------------------------------------------------------------------------------------------------------------
International Stock                       4.57%              N/A                  2.81%                01/01/97
----------------------------------------------------------------------------------------------------------------
Mid Cap Blend                            -0.66%            14.81%                12.21%                06/18/85
----------------------------------------------------------------------------------------------------------------
Small Company Value                     -13.39%              N/A                -14.81%                10/01/97
----------------------------------------------------------------------------------------------------------------
Global Equity                             1.95%             8.20%                 8.93%                03/18/88
----------------------------------------------------------------------------------------------------------------
Growth                                   13.47%              N/A                 20.13%                07/15/96
----------------------------------------------------------------------------------------------------------------
Large Cap Growth                          8.71%            11.76%                 9.04%                08/03/89
----------------------------------------------------------------------------------------------------------------
Quantitative Equity                      15.83%              N/A                 23.11%                01/01/97
----------------------------------------------------------------------------------------------------------------
Blue Chip Growth                         17.94%            17.32%                13.05%                12/11/92
----------------------------------------------------------------------------------------------------------------
Real Estate Securities                  -23.95%              N/A                 -4.82%                01/01/97
----------------------------------------------------------------------------------------------------------------
Value                                   -10.68%              N/A                  3.80%                01/01/97
----------------------------------------------------------------------------------------------------------------
Growth and Income                        16.00%            19.84%                16.41%                04/23/91
----------------------------------------------------------------------------------------------------------------

                                                                         SINCE INCEPTION OR 10
                                                                          YEARS, WHICHEVER IS        INCEPTION
 TRUST PORTFOLIO                         1 YEAR            5 YEAR               SHORTER                 DATE*
----------------------------------------------------------------------------------------------------------------
Equity-Income                            -0.83%            13.61%               13.75%                 02/19/93
----------------------------------------------------------------------------------------------------------------
Income & Value                            4.74%             9.11%                7.83%                 08/03/89
----------------------------------------------------------------------------------------------------------------
Balanced                                  3.91%              N/A                10.76%                 01/01/97
----------------------------------------------------------------------------------------------------------------
High Yield                               -6.62%              N/A                 1.80%                 01/01/97
----------------------------------------------------------------------------------------------------------------
Strategic Bond                           -7.95%             4.94%                5.65%                 02/19/93
----------------------------------------------------------------------------------------------------------------
Global Bond                              -2.28%             5.07%                7.55%                 03/18/88
----------------------------------------------------------------------------------------------------------------
Investment Quality Bond                  -1.27%             4.16%                4.21%                 06/18/85
----------------------------------------------------------------------------------------------------------------
Diversified Bond                          0.49%             6.20%                6.29%                 08/03/89
----------------------------------------------------------------------------------------------------------------
U.S. Government Securities               -2.38%             3.86%                6.38%                 03/18/88
----------------------------------------------------------------------------------------------------------------
Money Market                             -4.55%             2.18%                3.59%                 06/18/85
----------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                -4.75%              N/A                 2.05%                 01/07/97
----------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                     -3.54%              N/A                 4.24%                 01/07/97
----------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                   -3.98%              N/A                 4.12%                 01/07/97
----------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                   -0.33%              N/A                 6.06%                 01/07/97
----------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                0.07%              N/A                 5.51%                 01/07/97
----------------------------------------------------------------------------------------------------------------
Merrill Lynch Special Value Focus        -0.77%              N/A                -6.53%                 10/13/97
- Class B
----------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus -       -15.00%              N/A               -21.69%                 10/13/97
Class B
----------------------------------------------------------------------------------------------------------------
Merrill Lynch Developing Capital        -35.72%              N/A               -40.57%                 10/13/97
Markets Focus - Class B
----------------------------------------------------------------------------------------------------------------



* Inception date of the sub-account of the Variable Account which invests in the portfolio.
+ 10 year average annual return.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1998

-------------------------------------------------------------------------------------------------------------------
                                                                               SINCE INCEPTION
                                                                                 OR 10 YEARS,            INCEPTION
TRUST PORTFOLIO                           1 YEAR             5 YEAR          WHICHEVER IS SHORTER           DATE*
-------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets*            -13.28%               N/A                  -9.87%                 10/04/94
-------------------------------------------------------------------------------------------------------------------
Science & Technology                      32.54%               N/A                  20.54%                 01/01/97
-------------------------------------------------------------------------------------------------------------------
International Small Cap                    1.56%               N/A                   3.29%                 03/04/96
-------------------------------------------------------------------------------------------------------------------
Aggressive Growth                         -5.24%               N/A                  -3.44%                 01/01/97
-------------------------------------------------------------------------------------------------------------------
Emerging Small Company                    -9.07%               N/A                   2.99%                 01/01/97
-------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                            17.74%               N/A                  13.53%                 03/04/96
-------------------------------------------------------------------------------------------------------------------
Overseas                                  -1.97%               N/A                   3.54%                 01/09/95
-------------------------------------------------------------------------------------------------------------------
International Stock                        4.57%               N/A                   2.81%                 01/01/97
-------------------------------------------------------------------------------------------------------------------
Mid Cap Blend                             -0.66%             14.81%                 12.21%                 06/18/85
-------------------------------------------------------------------------------------------------------------------
Small Company Value                      -13.39%               N/A                 -14.39%                 10/01/97
-------------------------------------------------------------------------------------------------------------------
Global Equity                              1.95%              8.20%                  8.93%                 03/18/88
-------------------------------------------------------------------------------------------------------------------
Growth                                    13.47%               N/A                  20.13%                 07/15/96
-------------------------------------------------------------------------------------------------------------------
Large Cap Growth                           8.71%             11.76%                  9.04%                 08/03/89
-------------------------------------------------------------------------------------------------------------------
Quantitative Equity*                      15.83%             16.54%                 14.89%                 04/30/87
-------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                          17.94%             17.32%                 13.05%                 12/11/92
-------------------------------------------------------------------------------------------------------------------
Real Estate Securities*                  -23.95%              5.65%                 10.78%                 04/30/87
-------------------------------------------------------------------------------------------------------------------
Value                                    -10.68%               N/A                   3.80%                 01/01/97
-------------------------------------------------------------------------------------------------------------------
Growth and Income                         16.00%             19.84%                 16.41%                 04/23/91
-------------------------------------------------------------------------------------------------------------------
Equity-Income                             -0.83%             13.61%                 13.75%                 02/19/93
-------------------------------------------------------------------------------------------------------------------
Income & Value                             4.74%              9.11%                  7.83%                 08/03/89
-------------------------------------------------------------------------------------------------------------------
Balanced                                   3.91%               N/A                  10.76%                 01/01/97
-------------------------------------------------------------------------------------------------------------------
High Yield                                -6.62%               N/A                   1.80%                 01/01/97
-------------------------------------------------------------------------------------------------------------------
Strategic Bond                            -7.95%              4.94%                  5.65%                 02/19/93
-------------------------------------------------------------------------------------------------------------------
Global Bond                               -2.28%              5.07%                  7.55%                 03/18/88
-------------------------------------------------------------------------------------------------------------------
Investment Quality Bond                   -1.27%              4.16%                  4.21%                 06/18/85
-------------------------------------------------------------------------------------------------------------------



                                                                               SINCE INCEPTION
                                                                                 OR 10 YEARS,            INCEPTION
TRUST PORTFOLIO                           1 YEAR             5 YEAR          WHICHEVER IS SHORTER           DATE*
-------------------------------------------------------------------------------------------------------------------
Diversified Bond                           0.49%              6.20%                 6.29%                 08/03/89
-------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                -2.38%              3.86%                 6.38%                 03/18/88
-------------------------------------------------------------------------------------------------------------------
Money Market                              -4.55%              2.18%                 3.59%                 06/18/85
-------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                 -4.75%               N/A                  2.05%                 01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                      -3.54%               N/A                  4.24%                 01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                    -3.98%               N/A                  4.12%                 01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                    -0.33%               N/A                  6.06%                 01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                 0.07%               N/A                  5.51%                 01/07/97
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch Special Value Focus         -0.77%               N/A                 -6.53%                 10/13/97
- Class B
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus -        -15.00%               N/A                -21.69%                 10/13/97
Class B
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch Developing Capital         -35.72%               N/A                -40.57%                 10/13/97
Markets Focus - Class B
-------------------------------------------------------------------------------------------------------------------


+ 10 year average annual return.
* Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1998


                                                                               SINCE INCEPTION
                                                                                 OR 10 YEARS,            INCEPTION
TRUST PORTFOLIO                           1 YEAR             5 YEAR          WHICHEVER IS SHORTER           DATE*
-------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets*             -6.08%               N/A                  -8.65%                10/04/94
-------------------------------------------------------------------------------------------------------------------
Science & Technology                      41.12%               N/A                  24.10%                01/01/97
-------------------------------------------------------------------------------------------------------------------
International Small Cap                   10.14%               N/A                   5.99%                03/04/96
-------------------------------------------------------------------------------------------------------------------
Aggressive Growth                          2.72%               N/A                   0.57%                01/01/97
-------------------------------------------------------------------------------------------------------------------
Emerging Small Company                    -1.47%               N/A                   7.12%                01/01/97
-------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                            26.32%               N/A                  15.82%                03/04/96
-------------------------------------------------------------------------------------------------------------------
Overseas                                   6.29%               N/A                   5.17%                01/09/95
-------------------------------------------------------------------------------------------------------------------
International Stock                       13.15%               N/A                   6.96%                01/01/97
-------------------------------------------------------------------------------------------------------------------
Mid Cap Blend                              7.72%             15.55%                 12.26%                06/18/85
-------------------------------------------------------------------------------------------------------------------
Small Company Value                       -6.19%               N/A                  -8.70%                10/01/97
-------------------------------------------------------------------------------------------------------------------
Global Equity                             10.53%              9.13%                  8.99%                03/18/88
-------------------------------------------------------------------------------------------------------------------
Growth                                    22.05%               N/A                  22.67%                07/15/96
-------------------------------------------------------------------------------------------------------------------
Large Cap Growth                          17.29%             12.58%                  9.11%                08/03/89
-------------------------------------------------------------------------------------------------------------------
Quantitative Equity*                      24.41%             17.25%                 14.94%                04/30/87
-------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                          26.52%             18.01%                 13.49%                12/11/92
-------------------------------------------------------------------------------------------------------------------
Real Estate Securities*                  -17.73%              6.66%                 10.83%                04/30/87
-------------------------------------------------------------------------------------------------------------------
Value                                     -3.24%               N/A                   7.90%                01/01/97
-------------------------------------------------------------------------------------------------------------------
Growth and Income                         24.58%             20.48%                 16.61%                04/23/91
-------------------------------------------------------------------------------------------------------------------
Equity-Income                              7.53%             14.39%                 14.26%                02/19/93
-------------------------------------------------------------------------------------------------------------------
Income & Value                            13.32%             10.01%                  7.90%                08/03/89
-------------------------------------------------------------------------------------------------------------------
Balanced                                  12.49%               N/A                  14.62%                01/01/97
-------------------------------------------------------------------------------------------------------------------
High Yield                                 1.20%               N/A                   5.98%                01/01/97
-------------------------------------------------------------------------------------------------------------------
Strategic Bond                            -0.25%              5.99%                  6.36%                02/19/93
-------------------------------------------------------------------------------------------------------------------
Global Bond                                5.95%              6.11%                  7.60%                03/18/88
-------------------------------------------------------------------------------------------------------------------





                                                                               SINCE INCEPTION
                                                                                 OR 10 YEARS,             INCEPTION
TRUST PORTFOLIO                          1 YEAR              5 YEAR          WHICHEVER IS SHORTER           DATE*
--------------------------------------------------------------------------------------------------------------------
Investment Quality Bond                   7.06%               5.24%                 4.28%                  06/18/85
--------------------------------------------------------------------------------------------------------------------
Diversified Bond                          8.98%               7.20%                 6.37%                  08/03/89
--------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                5.84%               4.95%                 6.44%                  03/18/88
--------------------------------------------------------------------------------------------------------------------
Money Market                              3.47%               3.34%                 3.66%                  06/18/85
--------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                 3.25%                N/A                  6.25%                  01/07/97
--------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                      4.57%                N/A                  8.36%                  01/07/97
--------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                    4.09%                N/A                  8.24%                  01/07/97
--------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                    8.08%                N/A                 10.12%                  01/07/97
--------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                8.52%                N/A                  9.58%                  01/07/97
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch Special Value Focus         7.60%                N/A                 -0.21%                  10/13/97
- Class B
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus -        -7.95%                N/A                -16.54%                  10/13/97
Class B
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch Developing Capital         -30.60                N/A                -36.91%                  10/13/97
Markets Focus - Class B
--------------------------------------------------------------------------------------------------------------------

+ 10 year average annual return.
* Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

                                    * * * * *

      In addition to the non-standardized returns quoted above, each of the sub-accounts may from time to time quote aggregate non-standardized total returns calculated in the same manner as set forth above for other time periods. From time to time the Trust may include in its advertising and sales literature general discussions of economic theories, including but not limited to, discussions on how demographic and political trends can affect the financial markets. Further, the Trust may also include in its advertising and sales literature specific information on each of the Trust's subadvisers, including but not limited to, research capabilities of a subadviser, assets under management, information relating to other clients of a subadviser, and other generalized information.

                                    SERVICES

INDEPENDENT AUDITORS

      The financial statements of the Company and the Variable Account at December 31, 1998 and 1997 and for the years then ended appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

      Our financial statements which are included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

SERVICING AGENT

      Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

      *  daily updates on:
            *  accumulation unit values
            *  variable annuity participants and transaction
            *  agent production and commissions;
      *  semimonthly commission statements;
      *  monthly summaries of agent production and daily transaction reports;
      *  semiannual statements for contract owners; and
      *  annual contract owner tax reports.

We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.

PRINCIPAL UNDERWRITER

         Manufacturers Securities Services, LLC ("MSS"), the successor to NASL Financial Services, Inc., a Delaware limited liability company controlled by us, serves as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amount of underwriting commissions paid to MSS in 1998 and 1997 was $[ ] and $29,615,342 respectively. The aggregate dollar amount of underwriting commissions paid to NASL Financial Services, Inc. in 1997 and 1996 were $75,864,399 and $83,031,288, respectively. MSS did not retain any of these amounts during such periods.

VOTING INTEREST

      As stated in the prospectus, we will vote shares of the Trust portfolios held in the Variable Account at the Trust's shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

      Accumulation Period. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

      Pay-out Period. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

      Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

CANCELLATION OF CONTRACT

      We may, at our option, cancel a contract at the end of any two consecutive contract years in which no purchase payments by or on behalf of you, have been made, if both:

      * the total purchase payments made for the contract, less any withdrawals, are less than $2,000; and
      * the contract value at the end of such two year period is less than $2,000.

We, as a matter of administrative practice, will attempt to notify you prior to such cancellation in order to allow you to make the necessary purchase payment to keep the contract in force. The cancellation of contract provisions may vary in certain states in order to comply with the requirements of insurance laws and regulations in such states.

                              FINANCIAL STATEMENTS

                         [ To by provided by amendment ]

                                     PART C



                               OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)      Financial Statements


         (1) Financial Statements of the Registrant, The Manufacturers Life Insurance Company of North America Separate Account A, formerly NASL Variable Account (Part B of the registration statement). TO BE FILED BY AMENDMENT



         (2) Financial Statements of the Depositor, The Manufacturers Life Insurance Company of North America, formerly North American Security Life Insurance Company (Part B of the registration statement). TO BE FILED BY AMENDMENT


(b)      Exhibits

(1)      (i)      Resolution of the Board of Directors of North American
                  Security Life Insurance Company establishing the NASL Variable
                  Account - Incorporated by reference to Exhibit (b)(1)(i) to
                  Form N-4, file number 33-76162, filed February 25, 1998.

         (ii) Resolution of the Board of Directors of North American Security Life Insurance Company redesignating existing sub-accounts and dividing the NASL Variable Account to create additional sub-accounts, dated May 30, 1995 - Incorporated by reference to Exhibit (b)(1)(ii) to post-effective amendment no. 2 to Form N-4, file number 33-77878, filed March 1, 1996.

         (iii) Resolution of the Board of Directors of North American Security Life Insurance Company redesignating existing sub-accounts and dividing the NASL Variable Account to create additional sub-accounts, dated September 30, 1996 -- Incorporate by reference to Exhibit (b)(1)(ii) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

         (iv) Resolution of the Board of Directors of North American Security Life Insurance Company redesignating existing sub-accounts and dividing the NASL Variable Account to create additional sub-accounts, dated September 30, 1996 -- Incorporated by reference to Exhibit (b)(1)(iv) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

         (v) Resolution of the Board of Directors of North American Security Life Insurance Company redesignating existing sub-accounts and dividing the NASL Variable Account to create four additional sub-accounts dated September 26, 1997--Incorporated by reference to Exhibit (B)(1)(v) to Form N-4, file number, 33-76162 filed February 25, 1998.

(2)      Agreements for custody of securities and similar investments - Not
         Applicable.


(3)      (i)      Underwriting Agreement between North American Security Life
                  Insurance Company (Depositor) and NASL Financial Services,
                  Inc. (Underwriter) -- Incorporated by reference to Exhibit
                  (b)(3)(i) to Form N-4, file number 33-76162, filed March 1,
                  1999.



         (ii) Promotional Agent Agreement between NASL Financial Services, Inc. (Underwriter), North American Security Life Insurance Company (Depositor), Wood Logan Associates, Inc. (Promotional Agent) and NAWL Holding Company, Inc.-- Incorporated by reference to Exhibit (b)(3)(ii) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.


         (iii) Amendment to Promotional Agent Agreement - Incorporated by reference to Exhibit (b)(3)(iii) to Form N-4, file number 33-76162, filed February 25, 1998.

         (iv) Form of Selling Agreement between The Manufacturers Life Insurance Company, Manufacturers Securities Services, LLC, Selling Broker-Dealer and General Agent-- Incorporated by reference to Exhibit (b)(3)(iv) to Form N-4, file number 33-76162, filed February 25, 1998.

(4)      (i)      Specimen Flexible Purchase Payment Individual Deferred
                  Variable Annuity Contract, Non-Participating - Incorporated by reference to Exhibit (b)(4)(i) to this registration statement, filed April 7, 1997.

         (ii)     Specimen Endorsement to Contract: Fixed Account
                  Endorsement--Incorporated by reference to Exhibit (b) (4) (ii) to registration statement filed February 26, 1998


         (iii) Death Benefit Endorsement - Incorporated by reference to Exhibit (b)(4)(ii)(A)(2) to Form N-4, file number 33-76162, filed February 25, 1998.



         (iv) Roth Individual Retirement Annuity Endorsement - Incorporated by reference to Exhibit (b)(4)(ii)(F) to Form N-4, file number 33-76162, filed March 1, 1999.



(5)      (i)      Specimen Application for Flexible Purchase Payment Individual
                  Deferred Combination Fixed and Variable Annuity Contract,
                  Non-Participating - Incorporated by reference to Exhibit
                  (b)(5) to registration statement, filed April 7, 1997.



         (ii) Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract (VENTURE.APP.009.98) - Filed herein.


(6)      (i)      Certificate of Incorporation of North American Security Life
                  Insurance Company -- Incorporated by reference to Exhibit
                  (3)(i) to Form 10Q of The Manufacturers Life Insurance Company of North America filed November 14, 1997.

         (ii) Certificate of Amendment of Certificate of Incorporation of the Company, Name Change July 1984 -- Incorporated by reference to Exhibit (3)(i)(a) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

         (iii) Certificate of Amendment of Certificate of Incorporation of the Company, Authorization of Capital December 1994 -- Incorporated by reference to Exhibit (3)(i)(b) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

         (iv) Certificate of Amendment of Certificate of Incorporation, Name change March 1997 -- Incorporated by reference to Exhibit
                  (3)(i)(a) to post effective amendment no. 1 to Form S-1 on behalf of The Manufacturers Life Insurance Company of North America, file number 333-6011, filed October 9, 1997.

         (v) Certificate of Amendment of Certificate of Incorporation of the Company, Registered Agent July 1997 -- Incorporated by reference to Exhibit (3)(i)(c) to Form 10Q of The Manufacturers Life Insurance Company of North America filed November 14, 1997.

         (vi) Amended and Restated By-laws of The Manufacturers Life Insurance Company of North America -- Incorporated by reference to Exhibit (3)(ii) to Form 10Q of The Manufacturers Life Insurance Company of North America filed November 14, 1997.


(7)      (i)      Form of Variable Annuity Reinsurance Agreement Contract
                  between North American Security Life Insurance Company and
                  Connecticut General Life Insurance Company, effective July 1,
                  1997--Incorporated by reference to Exhibit (b) (7) (i) to the registration statement filed February 26, 1998.

         (ii) Form of Automatic Reinsurance Agreement between North American Security Life Insurance Company and Swiss Re Life & Health America Inc., effective August 1, 1997 - Incorporated by reference to Exhibit (b) (7) (ii).



         (iii) Contract of reinsurance in connection with the variable annuity contracts being offered - Contract between The Manufacturers Life Insurance Company of North America and Manulife Reinsurance Corporation (USA), effective July 1, 1998
                  - Incorporated by reference to Exhibit (b)(7)(iv) to Form N-4, file number 33-77878, filed December 16, 1998.


(8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

         (i) Form of Remote Service Agreement dated November 1, 1996 between North American Security Life Insurance Company and CSC Continuum Inc. -- Incorporated by reference to Exhibit
                  (b)(8)(i) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

(9) Opinion of Counsel and consent to its use as to the legality of the securities being registered -- Incorporated by reference to Exhibit
         (b)(9) to this registration statement, filed April 7, 1997.


(10) Written consent of Ernst & Young LLP, independent auditors - To be filed by amendment.


(11)     All financial statements omitted from Item 23, Financial
         Statements--Not Applicable

(12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners -- Not Applicable.

(13)     Schedules of computation,-- Incorporated by reference to Exhibit
         (b)(13) to post-effective amendment no. 2 to Form N-4, file number 33-76162, filed March 1, 1996.

(14)     Financial Data Schedule - Not Applicable.

(15)     (i)      Power of Attorney - North American Security Life Insurance
                  Company Director (John D. Richardson) - Incorporated by reference to Exhibit (b)(15)(iii) to Form N-4, file no.
                  33-28455 filed April 30, 1997 on behalf of the NASL Variable
                  Account of North American Security Life Insurance Company.

         (ii) Power of Attorney - David W. Libbey North American Security Life Insurance Company (Principal Financial Officer) -- Incorporated by reference to Exhibit (24)(ii) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

         (iii) Power of Attorney - Peter S. Hutchison (Director, The Manufacturers Life Insurance Company of North America) -- Incorporated by reference to Exhibit (15)(iii) to Form N-4, file number 33-76162 filed, February 25, 1998.

Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR.

OFFICERS AND DIRECTORS OF THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA

Name and Principal
Business Address                 Position with Manulife North America
----------------                 ------------------------------------




John D. DesPrez III              Director and Chairman of the Board of Directors

73 Tremont Street
Boston, MA  02108



Theodore F. Kilkuskie, Jr.            Director and President
73 Tremont Street
Boston, MA  02108



John D. Richardson                    Director
200 Bloor Street East
Toronto, Ontario
Canada M4W-1E5



Robert Boyda                          Vice President, Investment Management
73 Tremont Street                     Services
Boston, MA  02108



James D. Gallagher                    Vice President, Secretary and General
73 Tremont Street                     Counsel
Boston, MA  02108



Cindy Granata                         Vice President, Information Systems
73 Tremont Street
Boston, MA  02108



Bill Hayward                          Vice President, Administration
73 Tremont Street
Boston, MA  02108



David W. Libbey                       Vice President, Treasurer & Chief
73 Tremont Street                     Financial Officer
Boston, MA 02108


Hugh McHaffie                         Vice President, U.S. Annuities and Product
73 Tremont Street                     Development
Boston, MA 02108




Janet Sweeney                         Vice President, Corporate Services
73 Tremont Street
Boston, MA 02108


John G. Vrysen                        Vice President and Chief Actuary
73 Tremont Street
Boston, MA 02108


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT.



THE MANUFACTURERS LIFE INSURANCE COMPANY
Manulife Corporate Organization
The Manufacturers Life Insurance Company (Canada)


1.    Cantay Holdings Inc. - Ontario (100%)

2.    484551 Ontario Limited - Ontario (100%)
      a.    911164 Ontario Inc. - Ontario (100%)
3.    Churchill Lifestyles Corp. (100%)
4.    495603 Ontario Limited - Ontario (100%)
5.    1198183 Ontario Limited - Ontario (100%)
6.    1198184 Ontario Limited - Ontario (100%)
7.    1235434 Ontario Limited - Ontario (100%)
8.    576986 Ontario Inc. - Ontario (100%)
9.    Balmoral Developments Inc. - Ontario (100%)
10.   Manulife Bank of Canada - Canada (100%)
11.   Manulife Securities International Ltd. - Canada (100%)
12.   Family Realty First Corp. - Ontario (100%)
13.   NAL Resources Limited - Alberta (100%)
14.   Manulife International Capital Corporation Limited - Ontario (100%)
      a.    Regional Power Inc. - Ontario (100%)
            i.    La Regionale Power (Port Cartier) Inc. - Ontario (100%)
            ii.   La Regionale Power Angliers Inc. - Ontario (100%)
            iii.  Addalam Power Corporation - Philippines (100%)
15.   Peel-de Maisonneuve Investments Ltd. - Canada (100%)
      a.    2932121 Canada Inc. - Canada (100%)
16.   FNA Financial Inc. - Canada (100%)
      a.    NAL Trustco Inc. - Ontario (100%)
      b.    First North American Insurance Company - Canada (100%)
      c.    Elliott & Page Limited - Ontario (100%)
      d.    Seamark Asset Management Ltd. - Canada (67.86%)
      e.    NAL Resources Management Limited - Canada (100%)
            i.    NAL Energy Inc. - Alberta (100%)
17.   ManuCab Ltd. - Canada (100%)
      a.    Plazcab Service Limited - Newfoundland (100%)
18.   Manufacturers Life Capital Corporation Inc. - Canada (100%)
19.   The North American Group Inc. - Ontario (100%)
20.   994744 Ontario Inc. - Ontario (100%)
21.   1268337 Ontario Inc. - Ontario (100%)
22.   3426505 Canada Inc. - Canada (100%)
23.   The Manufacturers Investment Corporation - Michigan (100%)
      a.    Manulife Reinsurance Corporation (U.S.A.) - Michigan (100%)
            i.    The Manufacturers Life Insurance Company (U.S.A.) - Michigan
                  (100%)
                  (1)   Dover Leasing Investments, LLC - Delaware (99%)
                  (2) The Manufacturers Life Insurance Company of America - Michigan (100%)
                        (a)   Manulife Holding Corporation - Delaware (100%)
                              (i) Manufacturers Adviser Corporation - Colorado (100%)
                              (ii) Succession Planning International, Inc. - Wisconsin (100%)
                              (iii) ManEquity, Inc. - Colorado (100%)
                              (iv)  Manulife Property Management of Washington,
                                    D.C. Inc. - Washington, D.C. (100%)
                              (v)   ManuLife Service Corporation - Colorado
                                    (100%)
                              (vi)  Manulife Leasing Company, LLC - Delaware
                                    (80%)
                  (3)   Capitol Bankers Life Insurance Company - Michigan (100%)
                  (4)   Ennal, Inc. - Ohio (100%)
                  (5)   Manulife-Wood Logan Holding Co. Inc. - Delaware (62.5%)
                        (a)   Wood Logan Associates, Inc. - Connecticut (100%)
                              (i) Wood Logan Distributors, Inc. - Connecticut (100%)
                        (b) The Manufacturers Life Insurance Company of North America - Delaware (100%)

                              (i) Manufacturers Securities Services, LLC - Delaware (100%)
                              (ii) The Manufacturers Life Insurance Company of New York - New York (100%)
            ii.   Manulife Reinsurance Limited - Bermuda (100%)
                  (1)   MRL Holding, LLC - Delaware (99%)
                        (a) Manulife-Wood Logan Holding Co. Inc. - Delaware (22.5%)
            iii.  MRL Holding, LLC - Delaware (1%)
24.   Manulife International Investment Management Limited - U.K. (100%)
      a.    Manulife International Fund Management Limited - U.K. (100%)
25.   WT(SW) Properties Ltd. - U.K. (100%)
26.   Manulife Europe Ruckversicherungs-Aktiengesellschaft - Germany (100%)
27.   Manulife International Holdings Limited - Bermuda (100%)
      a.    Manulife (International) Limited - Bermuda (100%)
            i.    Zhong Hong Life Insurance Co., Ltd. - China (51%)
            ii. The Manufacturers (Pacific Asia) Insurance Company Limited - H.K. (100%)
            iii.  Newtime Consultants Limited - H.K. (100%)
28.   Manulife (International) Reinsurance Limited - Bermuda (100%)
      a.    Manulife (International) P & C Limited - Bermuda (100%)
      b.    Manufacturers P & C Limited - Barbados (100%)
      c.    Manufacturers Life Reinsurance Limited - Barbados (100%)
29.   Chinfon-Manulife Insurance Company Limited - Bermuda (100%)
30.   Manulife (Malaysia) SDN. BHD. - Malaysia (100%)
31.   Manulife (Thailand) Ltd. - Thailand (100%)
32.   Young Poong Manulife Insurance Company - Korea (100%)
33.   Manulife Data Services Inc. - Barbados (100%)
      a.    Manulife Funds Direct (Barbados) Limited - Barbados (100%)
            i.    Manulife Funds Direct (Hong Kong) Limited - H.K. (100%)
34.   OUB Manulife Pte. Ltd. - Singapore (100%)
35.   Manulife Holdings (Hong Kong) Limited - H.K. (100%)
36.   ManuLife Financial Systems (Hong Kong) Limited - H.K. (100%)
37.   P.T. Asuransi Jiwa Dhamala ManuLife - Indonesia (51%)
      a.    P.T. AMP Panin Life - Indonesia (100%)

Item 27.  NUMBER OF CONTRACT OWNERS.


As of December 31, 1998, there were 3,088 qualified contracts and 3,555 non-qualified contracts of the series offered hereby outstanding.


Item 28.  INDEMNIFICATION.

Article 9 of the Articles of Incorporation of the Company provides as follows:

NINTH: A director of this corporation shall not be liable to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except to the extent such exemption from liability or limitation thereof is not permitted under the General Corporation Law of the State of Delaware as the same exists or may hereafter be amended. Any repeal or modification of the foregoing sentence shall not adversely affect any right or protection of a director of the corporation existing hereunder with respect to any act or omission occurring prior to such repeal or modification.

Article XIV of the By-laws of the Company provides as follows:

         Each Director or officer, whether or not then in office, shall be indemnified by the Company against all costs and expenses reasonably incurred by or imposed upon him or her, including legal fees, in connection with or resulting from any claim, action, suit or proceeding, whether civil, criminal or administrative, in which he or she may become involved as a party or otherwise, by reason of his or her being or having been a Director or officer of the Company.

         (1) Indemnity will not be granted to any Director or officer with respect to any claim, action, suit or proceeding which shall be brought against such Director or officer by or in the right of the Company, and

         (2) Indemnification for amounts paid and expenses incurred in settling such action, claim, suit or proceeding, will not be granted, until it shall be determined by a disinterested majority of the Board of Directors or by a majority of any disinterested committee or group of persons to whom the question may be referred by the Board, that said Director or officer did indeed act in good faith and in a manner he or she reasonably believed to be in, or not adverse, to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonably cause to believe that his or her conduct was legal, and that the payment of such costs, expenses, penalties or fines is in the interest of the Company, and not contrary to public policy or other provisions of law.

         The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendre or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in, or not adverse, to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful. Indemnification shall be made by the corporation upon determination by a disinterested majority of the Board of Directors or of a majority of any disinterested committee or group or persons to whom the question may be referred to by said Board, that the person did indeed act in good faith and in a manner he or she reasonably believed to be in, or not adverse, to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonably cause to believe that his or her conduct was legal.

         The foregoing right to indemnity shall not be exclusive of any other rights to which such Director or officer may be entitled as a matter of law.

         The foregoing right to indemnity shall also extend to the estate of any deceased Director or officer with respect to any such claim, action, suit or proceeding in which such Director or officer or his or her estate may become involved by reason of his or her having been a Director or officer of the Company, and subject to the same conditions outlined above.


Section IX, paragraph D of the Promotional Agent Agreement among the Company (referred to therein as "Security Life"), NASL Financial and Wood/Logan (referred to therein as "Promotional Agent") provides as follows:

a. NASL Financial and Security Life agree to indemnify and hold harmless Promotional Agent, its officers, directors and employees against any and all losses, claims, damages or liabilities to which they may become subject under the Securities Act of 1933 ("1933 Act"), the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in any registration statement for the Contracts filed pursuant to the 1933 Act or any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by NASL Financial or Security Life pursuant to
         Section VI, paragraph B of this Agreement.

b. Promotional Agent agrees to indemnify and hold harmless NASL Financial and Security Life, their officers, directors and employees against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (i) any oral or written misrepresentation by Promotional Agent or its officers, directors, employees or agents unless such misrepresentation is contained in any registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by NASL Financial pursuant to Section VI, paragraph B of this Agreement or,
         (ii) the failure of Promotional Agent or its officers, directors, employees or agents to comply with any applicable provisions of this Agreement.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  PRINCIPAL UNDERWRITERS.

a.       NAME OF INVESTMENT COMPANY                  CAPACITY IN WHICH ACTING

         Manufacturers Investment Trust              Investment Adviser

         The Manufacturers Life Insurance            Principle Underwriter
         Company of North America Separate
         Account A

         The Manufacturers Life Insurance            Principle Underwriter
         Company of North America Separate
         Account B

         The Manufacturers Life Insurance            Principle Underwriter
         Company of New York Separate
         Account A


         The Manufacturers Life Insurance            Principle Underwriter
         Company of New York Separate
         Account B


b. The Manufacturers Life Insurance Company of North America is the managing member of Manufacturers Securities Services, LLC and has sole power to act on behalf of Manufacturers Securities Services, LLC. The officers and directors of The Manufacturers Life Insurance Company of North America are set forth under Item 25.

c.       None.

Item 30.  LOCATION OF ACCOUNTS AND RECORDS.

All books and records are maintained at 116 Huntington Avenue, Boston, MA 02116 and at 73 Tremont Street, Boston, MA 02108.

Item 31.  MANAGEMENT SERVICES.

None.

Item 32.  UNDERTAKINGS.

a. Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

The Manufacturers Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

b. Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Manufacturers Life Insurance Company of North America Separate Account A, has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and Commonwealth of Massachusetts on this 26th day of February, 1999.


                                           THE MANUFACTURERS LIFE INSURANCE
                                           COMPANY OF NORTH AMERICA SEPARATE
                                           ACCOUNT A
                                           -------------------------------------
                                                 (Registrant)


                                       By: THE MANUFACTURERS LIFE INSURANCE
                                           COMPANY OF NORTH AMERICA
                                           -------------------------------------
                                                 (Depositor)


                                       By: /s/ Theodore F. Kilkuskie
                                           -------------------------------------
                                           Theodore F. Kilkuskie, Jr., President



Attest:

/s/ James D. Gallagher
---------------------------------
James D. Gallagher, Secretary


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned on the 26th day of February, 1999 in the City of Boston, and Commonwealth of Massachusetts.


                                           THE MANUFACTURERS LIFE INSURANCE
                                           COMPANY OF NORTH AMERICA
                                           -------------------------------------
                                                 (Depositor)




                                       By: /s/ Theodore F. Kilkuskie
                                           -------------------------------------
                                           Theodore F. Kilkuskie, Jr., President



Attest:


/s/ James D. Gallagher
---------------------------------
James D. Gallagher, Secretary

         As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor as indicated on this 26th day of February, 1999.

SIGNATURE                                         TITLE




/s/ John D. DesPrez III                           Director and Chairman of the
---------------------------------                 Board
John D. DesPrez III



/s/ Theodore F. Kilkuskie, Jr.                    Director
---------------------------------                 (Principal Executive Officer)
Theodore F. Kilkuskie, Jr.



              *                                   Director
---------------------------------
John D. Richardson



/s/ David W. Libbey                               Vice President, Treasurer
---------------------------------                 and Chief Financial Officer
David W. Libbey                                   (Principal Financial Officer)




*By: /s/ David W. Libbey
     ----------------------------
     David W. Libbey
     Attorney-in-Fact
     Pursuant to Powers of Attorney

                                  EXHIBIT INDEX


EXHIBIT NO.                DESCRIPTION


(5)(ii) Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract (VENTURE.APP.009.98)